As filed with the Securities and Exchange Commission on November 6, 2013

File No.: 333-

File No.:  811-05186

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

(Check appropriate box or boxes)

Advanced Series Trust

(Exact Name of Registrant as Specified in Charter)

(203) 926-1888

(Area Code and Telephone Number)

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

Address of Principal Executive Offices:
(Number, Street, City, State, Zip Code)

Deborah A. Docs, Esq.

Secretary, Advanced Series Trust

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

Name and Address of Agent for Service:

(Number and Street) (City) (State) (Zip Code)

Copies to:

Christopher E. Palmer, Esq.

Goodwin Procter LLP

901 New York Avenue, NW

Washington, D.C. 20001

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on December [6], 2013 pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of the securities being registered:  Shares of the AST Loomis Sayles Large-Cap Growth Portfolio of Advanced Series Trust.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Advanced Series Trust
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102
Telephone [(888) 778-2888]

[December 6, 2013]

Dear Contract Owner,

As a contract owner who beneficially owns shares of the AST Goldman Sachs Concentrated Growth Portfolio (the “Goldman Sachs Portfolio”) of Advanced Series Trust (the “Trust”), you are cordially invited to a Special Meeting of Shareholders (the “Meeting”) of the Goldman Sachs Portfolio to be held at the offices of the Trust, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, on January 15, 2014, at 11:00 a.m. Eastern time.

The Meeting is very important to the future of the Goldman Sachs Portfolio. At the Meeting, shareholders of the Goldman Sachs Portfolio will be asked to approve or disapprove a Plan of Reorganization of the Trust (the “Plan”), as more fully described in the attached Prospectus/Proxy Statement.  Pursuant to the Plan, the assets and liabilities of the Goldman Sachs Portfolio  would be assumed by the AST Loomis Sayles Large-Cap Growth Portfolio (the “Loomis Sayles Portfolio”).  In exchange the Loomis Sayles Portfolio would issue shares of beneficial interest in the Loomis Sayles Portfolio to the Goldman Sachs Portfolio and its shareholders (the “Reorganization”).

If the Plan is approved and the Reorganization completed, you will beneficially own shares of the Loomis Sayles Portfolio rather than shares of the Goldman Sachs Portfolio.

The Board of Trustees of the Trust (the “Board”) has approved the Reorganization and recommends that you vote “FOR” the proposal. Although the Board has determined that the proposal is in your best interest, the final decision is yours.  The Board considered several factors in reaching its determination to approve the reorganization, including that:

•                  The contractual and effective investment management fee rate for the Loomis Sayles Portfolio will be lower than the Goldman Sachs Portfolio (based on current assets under management for each portfolio as of July 31, 2013 and based on the current fee structure of each portfolio); and

•                  The performance of Loomis Sayles in the strategy now used for the Loomis Sayles Portfolio has been better than the performance of the Goldman Sachs Portfolio for the one-year, three-year and five-year periods ending June 30, 2013.

The following [2] pages include important information on the proposed Reorganization in a question and answer format.  The pages that follow include the full Prospectus/Proxy Statement with detailed information regarding the Reorganization.  Please read the full document, including pages [6] and [7], which include a more detailed description of the factors considered by the Board.

Your vote is important, no matter how large or small your investment. We urge you to read the attached Prospectus/Proxy Statement thoroughly and to indicate your voting instructions on each enclosed voting instruction card, date and sign it, and return it promptly in the envelope provided. Alternatively, you may vote by telephone by calling toll-free 1-800-690-6903or you may vote via the internet by going to [www.proxyvote.com]. Your voting instructions must be received by the Trust prior to January 14, 2014. The Goldman Sachs Portfolio shares that you beneficially own will be voted in accordance with the most current instructions received from you. All shares of the Goldman Sachs Portfolio, including Goldman Sachs Portfolio shares owned by a participating insurance company in its general account and shares for which instructions are not received from contract owners, will be voted by the participating insurance companies in the same proportion as the votes actually cast by contract owners on the Reorganization. Please respond promptly to save additional costs of solicitation and to ensure you are represented.

If you require assistance or have any questions regarding the proposed Reorganization, please call 1-800-752-6342 between the hours of 8:00 a.m. and 7:00 p.m. Eastern Standard Time Monday-Thursday, and 8:00 a.m. and 6:00 p.m. Eastern Standard Time, on Fridays.

Sincerely,

Robert F. O’Donnell
President
Advanced Series Trust

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND AND VOTE ON THE PROPOSAL

Please read the attached Prospectus/Proxy Statement for a complete description of the proposal. However, as a quick reference, the following questions and answers provide a brief overview of the proposal.

Q1. WHY AM I RECEIVING THIS PROXY STATEMENT?

A. You have received these proxy materials because you are the beneficial owner of shares of the AST Goldman Sachs Concentrated Growth Portfolio (the “Goldman Sachs Portfolio”), which is a series of the Advanced Series Trust (“AST” or the “Trust”). AST is seeking shareholder consideration and approval of an important proposal. You are being asked to provide voting instructions to your insurance company on the proposal.

Q2. WHAT PROPOSAL AM I BEING ASKED TO VOTE ON?

A. The purpose of the proxy is to ask you to vote on the reorganization of the Goldman Sachs Portfolio into the AST Loomis Sayles Large-Cap Growth Portfolio (the “Loomis Sayles Portfolio”).   The proposal is recommended by the investment managers of the Loomis Sayles Portfolio,  Prudential Investments LLC (“PI”) and AST Investment Services, Inc. (“ASTIS”, and together with PI, the “Manager”) and has been approved by the Board of Trustees of AST.

Q3. HAS THE BOARD OF TRUSTEES APPROVED THE PROPOSAL?

A. Yes. The Board of Trustees of AST has approved the proposal, believes it is in the best interest of the Goldman Sachs Portfolio and its shareholders, and recommends that you vote to approve the proposal. See pages [6] and [7] of the attached Prospectus/Proxy Statement for the complete list of factors considered by the Board in making its recommendation.

Q4. WHAT CAN YOU TELL ME ABOUT LOOMIS SAYLES & CO.?

A. Loomis, Sayles & Company (“Loomis Sayles”) is the subadviser of the Loomis Sayles Portfolio.  Loomis Sayles is a global asset manager ($188 billion assets under management as of June 30, 2013) specializing in a variety of equity, fixed income and alternative asset classes.  Loomis Sayles, founded in 1926, is headquartered in Boston, MA and is a wholly owned subsidiary of Natixis Global Asset Management ($783 billion AUM as of June 30, 2013), one of the largest asset managers in the world.

Q5. HOW WILL THE REORGANIZATION BENEFIT SHAREHOLDERS?

The Manager believes that shareholders will benefit from the investment strategy used by Loomis Sayles for the Loomis Sayles Portfolio:

Although the investment objectives of the Goldman Sachs Portfolio and the Loomis Sayles Portfolio are substantially similar and both portfolios invest primarily in equity securities using a growth style, the performance of Loomis Sayles in the strategy now used for the Loomis Sayles Portfolio has been better than the performance of the Goldman Sachs Portfolio for the one-year, three-year and five-year periods ending June 30, 2013. Of course, past performance is not indicative of future results.

Additionally, because the Loomis Sayles Portfolio is larger than the Goldman Sachs Portfolio, the contractual and effective investment management fee rate for the Loomis Sayles Portfolio will be lower than the Goldman Sachs Portfolio (based on current assets under management for each portfolio as of July 31, 2013 and based on the current fee structure of each portfolio).

Please read pages [8] and [9] of the attached Prospectus/Proxy Statement  for a complete description each of the factors the Board considered.

Q6. HOW  WILL THE PROPOSAL IMPACT FEES AND EXPENSES?

A. If the proposal is approved, the contractual and effective investment management fee rate for the Loomis Sayles Portfolio will be lower than that of the Goldman Sachs Portfolio (based on current assets under management for each portfolio as of July 31, 2013 and based on the current fee structure of each portfolio). Additionally, the Manager has agreed to a voluntary fee waiver for the Loomis Sayles Portfolio, effective through June 30, 2014.  Please read the attached Prospectus/Proxy Statement  for a complete description of the fees and expenses.

Q7. WHO IS PAYING FOR THE COSTS OF THIS PROXY STATEMENT?

A. The printing and mailing cost for this Proxy Statement/Prospectus will be paid by Prudential Investments LLC or its affiliates under the fee received from the Goldman Sachs Portfolio under its Rule 12b-1 plan.

Q8. HOW MANY VOTES AM I ENTITLED TO SUBMIT?

A. You are entitled to give your voting instructions equivalent to one vote for each full share and a fractional vote for each fractional share related to your indirect investment in the Goldman Sachs Portfolio as of the record date, October 25, 2013.

Q9. HOW DO I VOTE?

A. Your vote is very important.  You can vote in the following ways:

•                  Attending the shareholder meeting and submitting your voting instructions.

•                  Completing and signing the enclosed voting instruction card, and mailing it in the enclosed postage paid envelope.  Voting instruction cards must be received by the day before the Meeting.

•                  Calling toll-free 1-800-690-6903.  Voting instructions submitted by telephone must be submitted by 11:59 p.m, Eastern Standard Time on the day before the Meeting.

•      Going to www.proxyvote.com. Voting instructions submitted via the internet must be submitted by 11:59 p.m, Eastern Standard Time on the day before the Meeting.

Q10. HOW CAN I CHANGE MY VOTING INSTRUCTIONS?

A. Previously submitted voting instructions may be revoked or changed by any of the voting methods described above, subject to the voting deadlines also discussed above.

Q11. WHEN WILL THE SHAREHOLDER MEETING TAKE PLACE?

A. The shareholder meeting is scheduled to take place on [January 15], 2014.

Q12. WHEN WILL THE PROPOSED REORGANIZATION TAKE PLACE?

A. If approved, the proposed Reorganization is currently expected to go into effect on or about [February 10], 2014.

Q13. CAN THE PROXY STATEMENT BE VIEWED ONLINE?

A. Yes. The proxy statement can be viewed at http://www.annuities.prudential.com/investor/invprospectus.

Q14.  WHAT IF I HAVE QUESTIONS ON THE PROPOSED REORGANIZATION?

A. If you require assistance or have any questions regarding the proposed Reorganization, please call 1-800-752-6342 between the hours of 8:00 a.m. and 7:00 p.m. Eastern Standard Time Monday-Thursday, and 8:00 a.m. and 6:00 p.m. Eastern Standard Time, on Fridays.

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO,
A SERIES OF ADVANCED SERIES TRUST

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON January 15, 2014

To the Shareholders of the AST Goldman Sachs Concentrated Growth Portfolio, a series of Advanced Series Trust :

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Meeting”) of the AST Goldman Sachs Concentrated Growth Portfolio (the “Goldman Sachs Portfolio”), a series of Advanced Series Trust (the “Trust” or “AST”), will be held at the offices of the Trust, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, on January 15, 2014, at 11:00 a.m. Eastern Time.

The purposes of the Meeting are as follows:

I. To approve a Plan of Reorganization of the Trust (the “Plan”), on behalf of the Goldman Sachs Portfolio and the AST Loomis Sayles Large-Cap Growth Portfolio (the “Loomis Sayles Portfolio”). As described in more detail below, the Plan provides for the transfer of all of the Goldman Sachs Portfolio’s assets to the Loomis Sayles Portfolio in exchange for the Loomis Sayles Portfolio’s assumption of all of the Goldman Sachs Portfolio’s liabilities and the Loomis Sayles Portfolio’s issuance to the Goldman Sachs Portfolio of shares of beneficial interest in the Loomis Sayles Portfolio (the “Loomis Sayles Portfolio Shares”). The Loomis Sayles Portfolio Shares received by the Goldman Sachs Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of the Goldman Sachs Portfolio shares that are outstanding immediately prior to the reorganization transaction. The Plan also provides for the distribution by the Goldman Sachs Portfolio, on a pro rata basis, of such Loomis Sayles Portfolio Shares to its shareholders in complete liquidation of the Goldman Sachs Portfolio. A vote in favor of the Plan by the shareholders of the Goldman Sachs Portfolio will constitute a vote in favor of the liquidation of the Goldman Sachs Portfolio and the termination of such portfolio as a separate series of the Trust.  The Board of Trustees of the Trust (the “Board”) unanimously recommends that you vote in favor of the proposal.

II. To transact such other business as may properly come before the Meeting or any adjournment thereof.

A copy of the Plan is included in Exhibit A to the Prospectus/Proxy Statement attached to this Notice.

The acquisition of the assets of the Goldman Sachs Portfolio by the Loomis Sayles Portfolio in exchange for the Loomis Sayles Portfolio’s assumption of all of the liabilities of the Goldman Sachs Portfolio and the Loomis Sayles Portfolio’s issuance of the Loomis Sayles Portfolio Shares to the Goldman Sachs Portfolio is referred to herein as the “Reorganization.” If the shareholders of the Goldman Sachs Portfolio approve the Plan and the Reorganization is consummated, they will become shareholders of the Loomis Sayles Portfolio.

The matters referred to above are discussed in detail in the Prospectus/Proxy Statement attached to this Notice. The Board has fixed the close of business on [October 25, 2013], as the record date for determining Goldman Sachs Portfolio shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof, and only holders of record of shares of the Goldman Sachs Portfolio at the close of business on that date are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Each full share of the Goldman Sachs Portfolio is entitled to one vote on the proposal and each fractional share of the Goldman Sachs Portfolio is entitled to a corresponding fractional vote on the proposal.

You are cordially invited to attend the Meeting. If you do not expect to attend the Meeting, you are requested to complete, date and sign each enclosed voting instruction card and return it promptly in the envelope provided for that purpose. Alternatively, you may vote by telephone or via internet as described in the Prospectus/Proxy Statement attached to this Notice. The enclosed voting instruction card is being solicited on behalf of the Board.

YOUR VOTE IS IMPORTANT, NO MATTER HOW LARGE OR SMALL YOUR INVESTMENT MAY BE. IN ORDER TO AVOID THE UNNECESSARY EXPENSE OF FURTHER SOLICITATION, WE URGE YOU TO INDICATE VOTING INSTRUCTIONS ON EACH ENCLOSED VOTING INSTRUCTION CARD, DATE AND SIGN IT, AND RETURN IT PROMPTLY IN THE ENVELOPE PROVIDED. ALTERNATIVELY, YOU MAY VOTE BY TELEPHONE BY CALLING 1-800-690-6903 AND FOLLOWING THE INSTRUCTIONS. YOU MAY ALSO VOTE VIA THE INTERNET AT WWW.PROXYVOTE.COM.  YOU MAY REVOKE YOUR VOTING INSTRUCTIONS AT ANY TIME PRIOR TO THE MEETING. THEREFORE, BY APPEARING AT THE MEETING AND REQUESTING REVOCATION PRIOR TO THE VOTING, YOU MAY REVOKE THE VOTING INSTRUCTION CARD AND YOU CAN THEN VOTE IN PERSON.

By order of the Board of Trustees of Advanced Series Trust

Deborah A. Docs
Secretary
Advanced Series Trust

[December , 2013]

The information in this Prospectus/Proxy Statement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus/Proxy Statement is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS/PROXY STATEMENT DATED [November 6, 2013]

PROXY STATEMENT
for
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO,
A SERIES OF ADVANCED SERIES TRUST
and
PROSPECTUS
for
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
(formerly, AST MARSICO CAPITAL GROWTH PORTFOLIO),
A SERIES OF ADVANCED SERIES TRUST

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

Dated [December    , 2013 ]

Reorganization of AST Goldman Sachs Concentrated Growth Portfolio
into AST Loomis Sayles Large-Cap Growth Portfolio (formerly, AST Marsico Capital Growth Portfolio)

This Prospectus/Proxy Statement is furnished in connection with the Special Meeting (the “Meeting”) of Shareholders of the AST Goldman Sachs Concentrated Growth Portfolio (the “Goldman Sachs Portfolio”), a series of Advanced Series Trust (“AST” or the “Trust”). At the Meeting, you will be asked to consider and approve a Plan of Reorganization of the Trust (the “Plan”) that provides for the reorganization of the Goldman Sachs Portfolio into the AST Loomis Sayles Large-Cap Growth Portfolio (the “Loomis Sayles Portfolio,” and together with the Goldman Sachs Portfolio, the “Portfolios”), also a series of the Trust.

The Meeting will be held at the offices of the Trust, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, on January 15, 2014, at 11:00 a.m. Eastern time. The Board of Trustees of the Trust (the “Board”) is soliciting these voting instructions on behalf of the Goldman Sachs Portfolio and has fixed the close of business on [October 25, 2013] (the “Record Date”), as the record date for determining Goldman Sachs Portfolio shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Only holders of record of shares of the Goldman Sachs Portfolio at the close of business on the Record Date are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. This Prospectus/Proxy Statement will first be sent to contract owners on or about [December 5, 2013].

As described in more detail below, the Plan provides for the transfer of all of the Goldman Sachs Portfolio’s assets to the Loomis Sayles Portfolio in exchange for the Loomis Sayles Portfolio’s assumption of all of the Goldman Sachs Portfolio’s liabilities and the Loomis Sayles Portfolio’s issuance to the Goldman Sachs Portfolio of shares of beneficial interest in the Loomis Sayles Portfolio (the “Loomis Sayles Portfolio Shares”). The Loomis Sayles Portfolio Shares received by the Goldman Sachs Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of the Goldman Sachs Portfolio shares that are outstanding immediately prior to such reorganization transaction. The Plan also provides for the distribution by the Goldman Sachs Portfolio, on a pro rata basis, of such Loomis Sayles Portfolio Shares to its shareholders in complete liquidation of the Goldman Sachs Portfolio. A vote in favor of the Plan by the shareholders of the Goldman Sachs Portfolio will constitute a vote in favor of the liquidation of the Goldman Sachs Portfolio and the termination of the Goldman Sachs Portfolio as a separate series of the Trust.

The acquisition of the assets of the Goldman Sachs Portfolio by the Loomis Sayles Portfolio in exchange for the Loomis Sayles Portfolio’s assumption of all of the liabilities of the Goldman Sachs Portfolio and the Loomis Sayles Portfolio’s issuance of the Loomis Sayles Portfolio Shares to the Goldman Sachs Portfolio is referred to herein as the “Reorganization.” The fund resulting from the Reorganization is sometimes referred to herein as the “Combined Portfolio.” If the shareholders of the Goldman Sachs Portfolio approve the Plan and the Reorganization is consummated, they will become shareholders of the Loomis Sayles Portfolio.

This Prospectus/Proxy Statement gives the information about the Reorganization and the issuance of Loomis Sayles Portfolio Shares that you should know before investing or voting on the Plan. You should read it carefully and retain it for future reference. A copy of this Prospectus/Proxy Statement is available at the Trust’s website at http://www.annuities.prudential.com/investor/invprospectus. Additional information about the Portfolios has been filed with the Securities and Exchange Commission and can be found in the following document:

•                  The Prospectus of the Trust relating to the Loomis Sayles Portfolio, dated April 29, 2013, as amended June 28, 2013, which is incorporated herein by reference and is included, with and considered to be a part of, this Prospectus/Proxy Statement.

You may request a free copy of the Statement of Additional Information relating to the Reorganization, dated April 29, 2013, as amended June 28, 2013 (the “SAI”), relating to this Prospectus/Proxy Statement or other documents relating to the Trust without charge by calling [1-888-778-2888] or by writing to the Trust, at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102. The SAI is incorporated herein by reference. The Securities and Exchange Commission (the “SEC”) maintains a website (www.sec.gov) that contains the SAI and other information relating to the Goldman Sachs Portfolio, the Loomis Sayles Portfolio, and the Trust that has been filed with the SEC.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

PROSPECTUS/PROXY STATEMENT
TABLE OF CONTENTS

4	Summary

6	Information About the Reorganization

9	Comparison Of Goldman Sachs Portfolio and Loomis Sayles Portfolio

12	Management of the Portfolios

14	Voting Information

15	Additional Information About the Trust and the Portfolios

15	Principal Holders of Shares

16	Financial Highlights

A-1	Exhibit A: Plan of Reorganization of Advanced Series Trust , On Behalf Of AST Goldman Sachs Concentrated Growth Portfolio and AST Loomis Sayles Large-Cap Growth Portfolio

B-1	Exhibit B: Advanced Series Trust Prospectus Relating to AST Loomis Sayles Large-Cap Growth Portfolio (formerly, AST Marsico Capital Growth Portfolio), dated April 29, as Amended June 28, 2013

SUMMARY

This section is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (Exhibit A) and certain information relating to the Loomis Sayles Portfolio (Exhibit B).

As explained in more detail below, you are being asked to consider and approve the Plan with respect to the Goldman Sachs Portfolio, for which you are a beneficial shareholder. Shareholder approval of the Plan and consummation of the Reorganization will have the effect of reorganizing the Goldman Sachs Portfolio into the Loomis Sayles Portfolio, resulting in a single mutual fund.

As further explained below under the caption “Management of the Portfolios—Investment Manager”, Prudential Investments LLC (“PI”) and AST Investment Services, Inc. (“ASTIS”) serve as co-investment managers for the Trust, the Loomis Sayles Portfolio, and the Goldman Sachs Portfolio. For ease of reference and clarity of presentation, the term “Manager” is used throughout this Prospectus/Proxy Statement to refer to PI and ASTIS as it relates to the Trust, the Loomis Sayles Portfolio, and the Goldman Sachs Portfolio. The Manager operates each Portfolio under a “manager-of-managers” structure, which means the Manager has engaged each subadviser listed below to conduct the investment program of the relevant Portfolio, including the purchase, retention, and sale of portfolio securities and other financial instruments.

Portfolio	Subadviser
AST Goldman Sachs Concentrated Growth Portfolio	Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)
AST Loomis Sayles Large-Cap Growth Portfolio	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Comparison of Investment Objectives and Principal Investment Strategies of the Portfolios

The investment objectives and principal investment strategies of the Goldman Sachs Portfolio and the Loomis Sayles Portfolio are substantially similar. The principal difference between the Goldman Sachs Portfolio and the Loomis Sayles Portfolio is that while both Portfolios invest primarily in equity securities using a growth style, the Loomis Sayles Portfolio invests primarily in the stocks of large companies while the Goldman Sachs Portfolio invests in stocks of any size company. Additionally, the Goldman Sachs Portfolio may invest up to 25% of its assets in foreign securities, while the Loomis Sayles Portfolio does not, as a principal investment strategy, invest in foreign securities. Nonetheless, the Loomis Sayles Portfolio has the ability to invest in foreign securities.

Additional information about the investment objectives and principal investment strategies is set forth below.

The investment objective of the Goldman Sachs Portfolio is long-term growth of capital. The investment objective of the Loomis Sayles Portfolio is to seek capital growth.  The investment objectives of both the Goldman Sachs Portfolio and the Loomis Sayles Portfolio are non-fundamental and therefore can be changed by the Board without shareholder approval, generally upon at least 60 days prior notice to shareholders.

The principal investment strategy of the Goldman Sachs Portfolio is to pursue its investment objective, under normal circumstances, by investing primarily in equity securities. Equity securities include common stocks, preferred securities, warrants and securities convertible into or exchangeable for common or preferred stocks. Investments are in companies that Goldman Sachs believes have potential to achieve capital appreciation over the long-term. The Goldman Sachs Portfolio seeks to achieve its investment objective by investing, under normal circumstances, in approximately 30-45 companies that are considered by Goldman Sachs to be positioned for long-term growth. Although the Goldman Sachs Portfolio invests primarily in publicly traded US securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in countries with emerging markets or economies (emerging countries) and securities quoted in foreign currencies.

The principal investment strategy of the Loomis Sayles Portfolio is to pursue its investment objective, under normal circumstances, by investing primarily in the common stocks of large companies that are selected for their growth potential. Large companies are defined as those companies within the market capitalization range of the Russell 1000 ® Growth Index. The Loomis Sayles Portfolio will normally hold a core position of between 30 and 40 common stocks. The Loomis Sayles Portfolio may hold a limited number of additional common stocks at times when the Loomis Sayles Portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

Both the Goldman Sachs Portfolio and the Loomis Sayles Portfolio are diversified funds that pursue their investment objectives by primarily investing in equity securities. There is no guarantee that either the Goldman Sachs Portfolio or the Loomis Sayles Portfolio will achieve its investment objectives or that the Goldman Sachs Portfolio or Loomis Sayles Portfolio will not lose principal value.

A more complete description of the Portfolios’ investment objectives and principal investment strategies is set forth in this Prospectus/Proxy Statement under the caption “Comparison of Goldman Sachs Portfolio and Loomis Sayles Portfolio.” Assuming

completion of the Reorganization, it is expected that the Combined Portfolio will be managed in accordance with the investment objective and strategies of the Loomis Sayles Portfolio. The Reorganization will not change the distribution and purchase procedures, exchange rights, or redemption procedures of either of the Portfolios.

Principal Investment Risks of the Portfolios

The principal risks associated with the Goldman Sachs Portfolio will be similar to those associated with the Loomis Sayles Portfolio. Such principal investment risks include asset transfer program risk, equity securities risk, expense risk, foreign investment risk, investment style risk and market and management risk.

Detailed descriptions of the principal risks associated with the Loomis Sayles Portfolio and the Goldman Sachs Portfolio are set forth in: (i) this Prospectus/Proxy Statement under the caption “Comparison of Goldman Sachs Portfolio and Loomis Sayles Portfolio—Principal Risks of the Portfolios;” and (ii) the prospectus for the Loomis Sayles Portfolio attached as Exhibit B to this Prospectus/Proxy Statement.

There is no guarantee that shares of the Combined Portfolio will not lose value. This means that as shareholders of the Combined Portfolio, Goldman Sachs Portfolio shareholders could lose money. As with any mutual fund, the value of the Combined Portfolio’s investments, and, therefore, the value of the Combined Portfolio’s shares, may fluctuate.

Comparison of Investment Management Fees and Total Fund Operating Expenses

As a result of the Reorganization, the contractual and effective investment management fee rate for the Loomis Sayles Portfolio will be lower than the Goldman Sachs Portfolio (based on current assets under management for each portfolio as of July 31, 2013 and based on the current fee structure of each portfolio).

The following table describes the fees and expenses that owners of certain annuity contracts and variable life insurance policies (the “Contracts”) may pay if they invest in the Goldman Sachs Portfolio as well as the projected fees and expenses of the Loomis Sayles Portfolio after the Reorganization. The following table does not reflect any Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth below. The Contract charges, will not change as a result of the Reorganization. See your Contract prospectus for more information about Contract charges.

Shareholder Fees (fees paid directly from your investment)

	AST Goldman Sachs Concentrated Growth Portfolio	Combined Portfolio (Pro Forma Surviving)
Maximum sales charge (load) imposed on purchases	NA*	NA*
Maximum deferred sales charge (load)	NA*	NA*
Maximum sales charge (load) imposed on reinvested dividends	NA*	NA*
Redemption Fee	NA*	NA*
Exchange Fee	NA*	NA*

*  Because shares of both the Goldman Sachs Portfolio and the Loomis Sayles Portfolio are purchased through the Contracts, the relevant Contract prospectus should be carefully reviewed for information on the charges and expenses of the Contract. This table does not reflect any such charges; and the expenses shown would be higher if such charges were reflected.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	AST Goldman Sachs Concentrated Growth Portfolio(1)		AST Goldman Sachs Concentrated Growth Portfolio(2)		Combined Portfolio (Pro Forma Surviving)(3)
Management Fees	0.89%		0.89	%(4)	0.86	%(4)
Distribution (12b-1) Fees	0.03%		0.10	%(5)	0.10	%(5)
Other Expenses	0.09	%(6)	0.04%		0.02%
Total Portfolio Operating Expenses	1.01	%(6)	1.03%		0.98%
Fee Waiver or Expense Reimbursement	—		—		(0.06	)%(7)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01	%(6)	1.03%		0.92%

(1) Based on the average daily net assets of $1,162 million for the Goldman Sachs Portfolio for the 12-month period ended June 30, 2013.

(2) Based on the net assets of $443 million for the Goldman Sachs Portfolio as of June 30, 2013.

(3) Assumes completion of the Reorganization on June 30, 2013 and the fee arrangements in effect on that date. The estimated fees and expenses of the Combined Portfolio (Pro Forma Surviving) are based in part on assumed average daily net assets of $3,617 million (i.e., the average daily net assets for the Combined Portfolios for the 12-month period ended June 30, 2013).

(4) The Goldman Sachs Portfolio and Loomis Sayles Portfolio will pay a contractual investment management fee rate of 0.89% of average daily net assets to $300 million; 0.88% on next $200 million of average daily net assets; 0.87% on next $250 million of average daily net assets; 0.86% on next $2.5 billion of average daily net assets; 0.85% on next $2.75 billion of average daily net assets; 0.82% on next $4 billion of average daily net assets; and 0.80% over $10 billion of average daily net assets. Management fees for the Goldman Sachs Portfolio and Loomis Portfolio are based on a reduced contractual management fee rate which became effective on February 25, 2013.

(5) Distribution (12b-1) fees of 0.10% of the average net assets became effective February 25, 2013.

(6) Excludes voluntary fee waiver of 0.02% of other expenses.

(7) Prudential Investments LLC and AST Investment Services, Inc. have agreed to contractually waive 0.06% of their investment management fees from July 15, 2013 to June 30, 2014.

through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Manager and the Board.

Expense Examples

The Examples assume that you invest $10,000 in each Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that each Portfolio’s total operating expenses remain the same, and that no expense waivers and reimbursements are in effect other than the contractual expense cap for the Combined Portfolio (Pro Forma Surviving) that runs through June 30, 2014. These Examples do not reflect any charges or expenses for the Contracts. The expenses shown below would be higher if these charges or expenses were included. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
AST Goldman Sachs Concentrated Growth Portfolio *	$103	$322	$558	$1,236
AST Goldman Sachs Concentrated Growth Portfolio *	$105	$328	$569	$1,259
Combined Portfolio (Pro Forma Surviving) **	$94	$306	$536	$1,196

*Based on annual operating expense of 1.01% and 1.03%, respectively, as described in the Annual Operating Expense Table above.

**Takes into account the contractual management fee waiver for the Combined Portfolio (Pro Forma Surviving) that runs until June 30, 2014 that is described above in the footnotes to the fee table.

Reorganization Details and Reasons for the Reorganization

Assuming completion of the Reorganization, shareholders of the Goldman Sachs Portfolio will have their shares exchanged for shares of the Loomis Sayles Portfolio of equal dollar value based upon the value of the shares at the time the Goldman Sachs Portfolio’s net assets are transferred to the Loomis Sayles Portfolio and the Goldman Sachs Portfolio’s liabilities are assumed by the Loomis Sayles Portfolio. After the transfer of net assets, assumption of liabilities, and exchange of shares have been completed, the Goldman Sachs Portfolio will be liquidated and dissolved. As a result of the Reorganization, you will cease to be a beneficial shareholder of the Goldman Sachs Portfolio and will become a beneficial shareholder of the Loomis Sayles Portfolio.

Both the Goldman Sachs Portfolio and the Loomis Sayles Portfolio serve as underlying mutual funds for the Contracts issued by life and annuity insurance companies (“Participating Insurance Companies”). Each Participating Insurance Company holds assets invested in these Contracts in various separate accounts, each of which is divided into sub-accounts investing exclusively in a mutual fund or in a portfolio of a mutual fund. Therefore, Contract owners who have allocated their account values to applicable sub-accounts are indirectly invested in the applicable Portfolio through the Contracts and should consider themselves shareholders of the applicable Portfolio for purposes of this Prospectus/Proxy Statement.

For the reasons set forth in the “Information About The Reorganization—Reasons for the Reorganization” section, the Board has determined that the Reorganization is in the best interests of the shareholders of each Portfolio, and has also concluded that no dilution in value would result to the shareholders of either Portfolio as a result of the Reorganization.

The Board of Trustees of Advanced Series Trust, on behalf of the Goldman Sachs Portfolio, has approved the Plan and unanimously recommends that you vote to approve the Plan.

In deciding whether to vote to approve the Plan, you should consider the information considered by the Board and the information provided in this Prospectus/Proxy Statement.

INFORMATION ABOUT THE REORGANIZATION

This section describes the Reorganization for the Goldman Sachs Portfolio and the Loomis Sayles Portfolio. This section is only a summary of the Plan. You should read the actual Plan attached as Exhibit A.

Reasons for the Reorganization

Based on a recommendation of the Manager, the Board, including all of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (collectively, the “Independent Trustees”), have unanimously approved the Reorganization. The Board also unanimously recommended that the beneficial shareholders of the Goldman Sachs Portfolio approve the Reorganization. The Board also unanimously determined that the Reorganization would be in the best interests of the beneficial shareholders of each Portfolio, and that the interests of the shareholders of each Portfolio would not be diluted as a result of the Reorganization.

The Manager provided the Board with detailed information regarding each Portfolio, including its investment management fee, total expenses, asset size, and performance. At a meeting held on September 10-12, 2013, the Board considered:

•                  That the investment objectives of the Portfolios are substantially similar (i.e., the investment objective of the Goldman Sachs Portfolio is to seek long term growth of capital while the investment objective of the Loomis Sayles Portfolio is to seek capital growth);

•                  That the Loomis Sayles Portfolio is substantially larger than the Goldman Sachs Portfolio;

•                  That the contractual and effective investment management fee rate for the Combined Portfolio will be lower than the Goldman Sachs Portfolio (based on current assets under management for each portfolio as of July 31, 2013 and based on the current fee structure of each portfolio);

•                  That the Manager has agreed to a waiver of a portion of the investment management fees for the Loomis-Sayles Portfolio through June 30, 2014;

•                  That the annualized operating expense ratio for the Loomis Sayles Portfolio for the 12 months ended June 30, 2013 was lower than that of the Goldman Sachs Portfolio for the same period;

•                  That the performance of Loomis Sayles in the strategy now used for the Loomis Sayles Portfolio has been better than the performance of the Goldman Sachs Portfolio for the one-year, three-year and five-year periods ending June 30, 2013;

•                  That assuming completion of the Reorganization on June 30, 2013, the pro forma annualized operating expense ratio for the Combined Portfolio is lower than the estimated annualized operating expense ratio for the Goldman Sachs Portfolio (based on current assets under management for each portfolio as of July 31, 2013 and based on the current fee structure of each Portfolio); and

•                  That because of the federal tax-deferred treatment applicable to the Contracts, completion of the Reorganization is not expected to result in taxable gain or loss for U.S. federal income tax purposes for Contract owners that beneficially own shares of the Goldman Sachs Portfolio immediately prior to the Reorganization.

For the reasons discussed above, the Board of Trustees of Advanced Series Trust unanimously recommends that you vote FOR the Plan.

If shareholders of the Goldman Sachs Portfolio do not approve the Plan, the Board will consider other possible courses of action, including, among others, consolidation of the Goldman Sachs Portfolio with one or more portfolios of the Trust other than the Loomis Sayles Portfolio, or unaffiliated funds, or the liquidation of the Goldman Sachs Portfolio.

Closing of the Reorganization

If shareholders of the Goldman Sachs Portfolio approve the Plan, the Reorganization will take place after various conditions are satisfied by the Trust on behalf of each of the Goldman Sachs Portfolio and the Loomis Sayles Portfolio, including the preparation of certain documents. The Trust will determine a specific date for the actual Reorganization to take place. This is called the “closing date.” If the shareholders of the Goldman Sachs Portfolio do not approve the Plan, the Reorganization will not take place for the Goldman Sachs Portfolio, and the Board will consider alternative courses of actions, as described above.

If the shareholders of the Goldman Sachs Portfolio approve the Plan, the Goldman Sachs Portfolio will deliver to the Loomis Sayles Portfolio all of its assets on the closing date, the Loomis Sayles Portfolio will assume all of the liabilities of the Goldman Sachs Portfolio on the closing date, and the Loomis Sayles Portfolio will issue the Loomis Sayles Portfolio Shares to the Goldman Sachs Portfolio. The Loomis Sayles Portfolio Shares received by the Goldman Sachs Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of the Goldman Sachs Portfolio shares that are outstanding immediately prior to the Reorganization. The Participating Insurance Companies then will make a conforming exchange of units between the applicable sub-accounts in their separate accounts. As a result, shareholders of the Goldman Sachs Portfolio will beneficially own shares of the Loomis Sayles Portfolio that, as of the date of the exchange, have an aggregate value equal to the dollar value of the assets delivered to the Loomis Sayles Portfolio. The stock transfer books of the Goldman Sachs Portfolio will be permanently closed on the closing date. Requests to transfer or redeem assets allocated to the Goldman Sachs Portfolio may be submitted at any time before the close of regular trading on the New York Stock Exchange on the closing date, and requests that are received in proper form prior to that time will be effected prior to the closing.

To the extent permitted by law, the Trust may amend the Plan without shareholder approval. The Trust may also agree to terminate and abandon the Reorganization at any time before or, to the extent permitted by law, after the approval by shareholders of the Goldman Sachs Portfolio.

Expenses of the Reorganization

The printing and mailing cost for this Proxy Statement/Prospectus will be paid by the Manager or its affiliates under the fee received from the Goldman Sachs Portfolio under its Rule 12b-1 plan.

Certain Federal Income Tax Considerations

The Goldman Sachs Portfolio is treated, and the Loomis Sayles Portfolio currently intends to be treated, as a partnership for U.S. federal income tax purposes. As a result, each Portfolio’s income, gains, losses, deductions, and credits will be “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for U.S. federal income tax purposes. Distributions may be made to the various separate accounts of the Participating Insurance Companies in the form of additional shares (not in cash).

Contract owners should consult the prospectuses of their respective Contracts for information on the federal income tax consequences to such owners. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in a Portfolio, including the application of state and local taxes.

The Goldman Sachs Portfolio complies, and the Loomis Sayles Portfolio currently intends to comply, with the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”). In general, each Portfolio declares and distributes any net realized long- and short-term capital gains at least annually, either during or after the close of the portfolio’s fiscal year. Distributions are made to the various separate accounts (not to Contract owners) in the form of additional shares (not in cash).

The Reorganization may entail various consequences, which are discussed below under the caption “Federal Income Tax Consequences of the Reorganization.”

Federal Income Tax Consequences of the Reorganization

The following discussion is applicable to the Reorganization. The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free transaction under the Code. In addition, assuming that the Contracts qualify for the federal tax-deferred treatment applicable to certain variable insurance products, Contract owners generally should not have any reportable gain or loss for U.S. federal income tax purposes even if the Reorganization did not qualify as a tax-free transaction. It is a condition to each Portfolio’s obligation to complete the Reorganization that the Portfolios will have received an opinion from Shearman & Sterling LLP, special tax counsel to the Trust, based upon representations made by the Trust on behalf of each of the Goldman Sachs Portfolio and the Loomis Sayles Portfolio, and upon certain assumptions, substantially to the effect that the transactions contemplated by the Plan should constitute a tax-free transaction for U.S. federal income tax purposes.

As set forth above, the Goldman Sachs Portfolio is treated, and the Loomis Sayles Portfolio currently intends to be treated, as a partnership for U.S. federal income tax purposes. Based on such treatment and certain representations made by the Trust on behalf of each of the Goldman Sachs Portfolio and the Loomis Sayles Portfolio relating to the Reorganization, for U.S. federal income tax purposes (references to “shareholders” are to the Participating Insurance Companies):

1.  Because the Loomis Sayles Portfolio should be treated for U.S. federal income tax purposes as a continuation of the Goldman Sachs Portfolio, the transfer by the Goldman Sachs Portfolio of all of its assets to the Loomis Sayles Portfolio, in exchange solely for the Loomis Sayles Portfolio Shares, the assumption by the Loomis Sayles Portfolio of all of the liabilities of the Goldman Sachs Portfolio, and the distribution of the Loomis Sayles Portfolio Shares to the shareholders of the Goldman Sachs Portfolio in complete liquidation of the Goldman Sachs Portfolio, should be tax-free to the shareholders of the Goldman Sachs Portfolio.

2.  The shareholders of the Goldman Sachs Portfolio should not recognize gain or loss upon the exchange of all of their shares solely for Loomis Sayles Portfolio Shares, as described in this Prospectus/Proxy Statement and the Plan.

3.  No gain or loss should be recognized by the Goldman Sachs Portfolio upon the transfer of its assets to the Loomis Sayles Portfolio in exchange solely for Loomis Sayles Portfolio Shares and the assumption by the Loomis Sayles Portfolio of the liabilities, if any, of the Goldman Sachs Portfolio. In addition, no gain or loss should be recognized by the Goldman Sachs Portfolio on the distribution of such Loomis Sayles Portfolio Shares to the shareholders of the Goldman Sachs Portfolio (in liquidation of the Goldman Sachs Portfolio).

4.  No gain or loss should be recognized by the Loomis Sayles Portfolio upon the acquisition of the assets of the Goldman Sachs Portfolio in exchange solely for Loomis Sayles Portfolio Shares and the assumption of the liabilities, if any, of the Goldman Sachs Portfolio.

5.  The Loomis Sayles Portfolio’s tax basis for the assets acquired from the Goldman Sachs Portfolio should be the same as the tax basis of these assets when held by the Goldman Sachs Portfolio immediately before the transfer, and the holding period of such assets acquired by the Loomis Sayles Portfolio should include the holding period of such assets when held by the Goldman Sachs Portfolio.

6.  An Goldman Sachs Portfolio shareholder’s tax basis for the Loomis Sayles Portfolio Shares to be received by it pursuant to the Reorganization should be the same as its tax basis in the Goldman Sachs Portfolio shares exchanged therefore reduced or increased by any net decrease or increase, as the case may be, in such shareholder’s share of the liabilities of the Portfolios as a result of the Reorganization.

7.  The holding period of the Loomis Sayles Portfolio Shares to be received by the shareholders of the Goldman Sachs Portfolio should include the holding period of their Goldman Sachs Portfolio shares exchanged therefor, provided such portfolio shares were held as capital assets on the date of exchange.

An opinion of counsel is not binding on the Internal Revenue Service or the courts. Shareholders of the Goldman Sachs Portfolio should consult their tax advisors regarding the tax consequences to them of the Reorganization in light of their individual circumstances.

A Contract owner should consult the prospectus for his or her Contract on the federal tax consequences of owning the Contract. Contract owners should also consult their tax advisors as to state and local tax consequences, if any, of the Reorganization, because this discussion only relates to U.S. federal income tax consequences.

Characteristics of Loomis Sayles Portfolio Shares

The Loomis Sayles Portfolio Shares to be distributed to Goldman Sachs Portfolio shareholders will have substantially identical legal characteristics as shares of beneficial interest of the Goldman Sachs Portfolio with respect to such matters as voting rights, accessibility, conversion rights, and transferability.

Because each Portfolio is organized as a series of the same Massachusetts business trust, there are no differences between the rights of shareholders of the Portfolios.

COMPARISON OF GOLDMAN SACHS PORTFOLIO AND LOOMIS SAYLES PORTFOLIO

Additional information regarding the Loomis Sayles Portfolio’s investments and risks, the management of the Loomis Sayles Portfolio, the purchase and sale of Loomis Sayles Portfolio shares, certain U.S. federal income tax considerations, and financial intermediary compensation is set forth in Exhibit B to this Prospectus/Proxy Statement.

As provided in more detail below, the investment objectives and principal investment strategies of the Goldman Sachs Portfolio and the Loomis Sayles Portfolio are substantially similar. Both Portfolios invest primarily in equity securities using a growth style.

Investment Objective of Goldman Sachs Portfolio

The investment objective of the Goldman Sachs Portfolio is long-term growth of capital. This investment objective is not a fundamental investment policy for the Goldman Sachs Portfolio and, therefore, may be changed by the Board without shareholder approval. No assurance can be given that the Goldman Sachs Portfolio will achieve its investment objective.

Principal Investment Strategies of Goldman Sachs Portfolio

The Goldman Sachs Portfolio pursues its investment objective, under normal circumstances, by investing primarily in equity securities. Equity securities include common stocks, preferred securities, warrants and securities convertible into or exchangeable for common or preferred stocks. Investments are in companies that Goldman Sachs believes have potential to achieve capital appreciation over the long-term. The Goldman Sachs Portfolio seeks to achieve its investment objective by investing, under normal circumstances, in approximately 30-45 companies that are considered by Goldman Sachs to be positioned for long-term growth. Although the Goldman Sachs Portfolio invests primarily in publicly traded US securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in countries with emerging markets or economies (emerging countries) and securities quoted in foreign currencies.

Investment Objective of Loomis Sayles Portfolio

The investment objective of the Loomis Sayles Portfolio is to seek capital growth. Income is not an investment objective and any income realized on the Portfolio’s investments, therefore, will be incidental to the Portfolio’s objective. This investment objective is not a fundamental investment policy for the Loomis Sayles Portfolio and, therefore, may be changed by the Board without shareholder approval. No assurance can be given that the Loomis Sayles Portfolio will achieve its investment objective.

Principal Investment Strategies of Loomis Sayles Portfolio

The Loomis Sayles Portfolio invests primarily in the common stocks of large companies that are selected for their growth potential. Large companies are defined as those companies within the market capitalization range of the Russell 1000 ® Growth Index. The Loomis Sayles Portfolio will normally hold a core position of between 30 and 40 common stocks. The Loomis Sayles Portfolio may hold a limited number of additional common stocks at times when the Loomis Sayles Portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

A more complete description of the Portfolios’ investment objectives and principal investment policies is set forth in this Prospectus/Proxy Statement under the caption “Comparison of Goldman Sachs Portfolio and Loomis Sayles Portfolio.” The fund resulting from the Reorganization is sometimes referred to herein as the “Combined Portfolio.”

Analysis of Investment Objectives and Principal Investment Strategies of the Portfolios

The investment objectives and principal investment strategies of the Goldman Sachs Portfolio and the Loomis Sayles Portfolio are substantially similar. The principal difference between the Goldman Sachs Portfolio and the Loomis Sayles Portfolio is that while both Portfolios seek to provide significant exposure to equity securities by investing primarily in equity securities using a growth style, the Loomis Sayles Portfolio invests primarily in the stocks of large companies while the Goldman Sachs Portfolio invests in stocks of any size company. Additionally, the Goldman Sachs Portfolio may invest up to 25% of its assets in foreign securities, while the Loomis

Sayles Portfolio does not, as a principal investment strategy, invest in foreign securities. Nonetheless, the Loomis Sayles Portfolio has the ability to invest in foreign securities.

Assuming completion of the Reorganization, it is expected that the Combined Portfolio will be managed in accordance with the investment objective and policies of the Loomis Sayles Portfolio.

Principal Risks of the Portfolios

The risks identified below are the principal risks of investing in the Portfolios. All investments have risks to some degree and it is possible that you could lose money by investing in each Portfolio. An investment in each Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While each Portfolio makes every effort to achieve its objective, it can’t guarantee success.

Each of the Goldman Sachs Portfolio and the Loomis Sayles Portfolio is subject to the principal risks set forth below.

Asset Transfer Program Risk. Pre-determined, non-discretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which, in certain instances, could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities that it otherwise would hold. The asset flows may also result in relatively low asset levels and relatively high operating expense ratios for the Portfolio. The efficient operation of the asset flows depends on active and liquid markets, and if market liquidity is strained the assets flows may not operate as intended which in turn could adversely affect performance.

Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investing in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political developments may adversely affect the value of foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

Investment Style Risk. Securities of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results.

The Loomis Sayles Portfolio is subject to the additional principal risk set forth below.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; the derivative used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

While the Loomis Sayles Portfolio may invest in derivatives, it does not do so as a principal investment strategy.

Performance of AST Goldman Sachs Concentrated Growth Portfolio

A number of factors, including risk, can affect how the Goldman Sachs Portfolio performs. The bar chart and table provide some indication of the risks of investing in the Goldman Sachs Portfolio by showing changes in its performance from year to year and by showing how its average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Goldman Sachs Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The table also demonstrates how the Goldman Sachs Portfolio’s average annual returns compare to the returns of a secondary index which includes the stocks of companies with similar investment objectives.

Annual Total Returns	Best Quarter:		Worst Quarter:
	20.86%	2nd Quarter of 2009	-27.39%	4th Quarter of 2008

Average Annual Total Returns (For the periods ended December 31, 2012)

	1 year	5 years	10 years
Goldman Sachs Portfolio	19.77%	2.51%	6.66%
Index
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)	15.99%	1.66%	7.10%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%

Performance of AST Loomis Sayles Large-Cap Growth Portfolio

A number of factors, including risk, can affect how the Loomis Sayles Portfolio performs. The bar chart and table provide some indication of the risks of investing in the Loomis Sayles Portfolio by showing changes in its performance from year to year and by showing how its average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.

Loomis Sayles assumed management of the Loomis Sayles Portfolio on July 15, 2013.  Before July 15, 2013, the Loomis Sayles Portfolio was known as the AST Marsico Capital Growth Portfolio.  The performance shown above for the Loomis Sayles Portfolio is not representative of Loomis Sayles and represents the management of the previous subadviser, Marsico Capital Management, LLC (“Marsico”). Further, past performance does not mean that the Loomis Sayles Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The table also demonstrates how the Loomis Sayles Portfolio’s average annual returns compare to the returns of a secondary index which includes the stocks of companies with similar investment objectives.

Annual Total Returns	Best Quarter:		Worst Quarter:
	16.06%	3rd Quarter of 2009	-25.02%	4th Quarter of 2008

Average Annual Total Returns (For the periods ended December 31, 2012)

	1 year	5 years	10 years
Loomis Sayles Portfolio	12.27%	-0.53%	6.93%
Index
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)	15.99%	1.66%	7.10%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%

As previously mentioned, the performance shown above for the Loomis Sayles Portfolio is not representative of Loomis Sayles and represents the management of the previous subadviser, Marsico. As such, in approving the Reorganization, the Board considered that the performance of Loomis Sayles in the strategy now used for the Loomis Sayles Portfolio has been better than the performance of the Goldman Sachs Portfolio for the one-year, three-year and five-year periods ending June 30, 2013.  As with any past performance, it is important to note that past performance is not a guarantee of future performance.

Capitalizations of Goldman Sachs Portfolio and Loomis Sayles Portfolio Before and After Reorganization

The following table sets forth as of June 30, 2013: (i) the capitalization of the Goldman Sachs Portfolio, (ii) the capitalization of the Loomis Sayles Portfolio, and (iii) the pro forma capitalization of the Combined Portfolio as adjusted to give effect to the Reorganization.

	AST Goldman Sachs Concentrated Growth Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	Adjustments		Combined Portfolio (Pro Forma Surviving)
Net Assets	$442,725,021	$1,921,036,654	—		$2,363,761,675
Total Shares Outstanding	12,961,121	79,328,926	5,305,398	(a)	97,595,445
Net Asset Value Per Share	$34.16	$24.22	—		$24.22

(a)  Reflects the change in shares of the Goldman Sachs Portfolio upon conversion into the Loomis Sayles Portfolio. Shareholders of the Goldman Sachs Portfolio would become shareholders of the Loomis Sayles Portfolio, receiving shares of the Loomis Sayles Portfolio equal to the value of their holdings in the Goldman Sachs Portfolio immediately prior to the Reorganization.

MANAGEMENT OF THE PORTFOLIOS

This section provides more information about: (i) the Manager, (ii) Loomis Sayles, the sole subadviser to the Loomis Sayles Portfolio; and (iii) Goldman Sachs Asset Management, L.P., the sole subadviser to the Goldman Sachs Portfolio (“Goldman Sachs”). As set forth above, the term “Manager” is used throughout this Prospectus/Proxy Statement to refer to Prudential Investments LLC and AST Investment Services, Inc. as it relates to the Trust, the Loomis Sayles Portfolio, and the Goldman Sachs Portfolio.

Investment Manager. PI, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, and ASTIS, One Corporate Drive, Shelton, Connecticut 06484, serve as the co-investment managers for the Trust, the Loomis Sayles Portfolio, and the Goldman Sachs Portfolio. PI and ASTIS are both wholly owned subsidiaries of PIFM Holdco, LLC, 100 Mulberry Street, Newark, New Jersey 0712-4077, which is a wholly-owned subsidiary of Prudential Asset Management Holding Company, 751 Broad Street, Newark, New

Jersey 07102-4077, which is a wholly-owned subsidiary of Prudential Financial, Inc., 751 Broad Street, Newark, New Jersey 07102-4077. As of August 31, 2013, PI served as the investment manager to all of the Prudential U.S. and offshore registered investment companies, and as the administrator to closed-end investment companies, and those companies had aggregate assets of approximately $221.2 billion. As of August 31, 2013, ASTIS served as the manager or co-manager to open-end investment companies and with aggregate assets of approximately $121.2 billion. The Investment Management Agreements for the Portfolios (collectively, the “Management Agreements”) provide that the Manager will furnish each Portfolio with investment advice and administrative services subject to the supervision of the Board and in conformity with the stated policies of the applicable Portfolio. The Manager must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent and shareholder servicing services that are deemed advisable by the Trustees.

The Manager has engaged subadvisers to conduct the investment program of each Portfolio, including the purchase, retention and sale of portfolio securities and other financial instruments. The Manager is responsible for monitoring the activities of Goldman Sachs with respect to the Goldman Sachs Portfolio and Loomis Sayles with respect to the Loomis Sayles Portfolio and reporting on such activities to the Board. The Trust has obtained an exemption from the SEC that permits the Manager, subject to approval by the Board, to change subadvisers for a Portfolio and to enter into new subadvisory agreements, without obtaining shareholder approval of those changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a manner similar to the Trust) is intended to facilitate the efficient supervision and management of subadvisers by the Manager and the Board.

If there is more than one subadviser for a Portfolio, the Manager will determine the division of the assets for that Portfolio among the applicable subadvisers under normal conditions. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will be divided among such subadvisers as the Manager deems appropriate. The Manager may change the target allocation of assets among subadvisers, transfer assets between subadvisers, or change the allocation of cash inflows or cash outflows among subadvisers for any reason and at any time without notice to the extent a Portfolio has more than one subadviser. As a consequence, the Manager may allocate assets or cash flows from a portfolio segment that has appreciated more to another portfolio segment.

To the extent a Portfolio has more than one subadviser, reallocations of assets among the subadvisers and the Manager may result in additional costs since sales of securities may result in higher portfolio turnover. Also, because the subadvisers and the Manager select portfolio securities independently, it is possible that a security held by a portfolio segment may also be held by another portfolio segment of the Portfolio or that certain subadvisers or the Manager may simultaneously favor the same industry. To the extent applicable, the Manager will monitor the overall portfolio to ensure that any such overlaps do not create an unintended industry concentration. In addition, if a subadviser or the Manager buys a security as another subadviser or the Manager sells it, the net position of the Portfolio in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the Portfolio will have incurred additional costs. To the extent applicable, the Manager will consider these costs in determining the allocation of assets or cash flows. The Manager will consider the timing of asset and cash flow reallocations based upon the best interests of each Portfolio and its shareholders if a Portfolio has more than one subadviser.

Discussions regarding the basis for the approval of the investment management and subadvisory agreements for the Trust are available in the Trust’s semi-annual report (for agreements approved during the six-month period ended June 30) and the Trust’s annual report (for agreements approved during the six-month period ended December 31).

Subadvisers for the Portfolios. Information about the subadviser(s) for each Portfolio is set forth below.

Portfolio	Subadviser (s)
AST Goldman Sachs Concentrated Growth Portfolio	Goldman Sachs Asset Management, L.P.
AST Loomis Sayles Large-Cap Growth Portfolio	Loomis, Sayles & Company, L.P.

Goldman Sachs Asset Management, L.P. has been registered as an investment adviser with the Commission since 1990 and is an affiliate of Goldman, Sachs & Co. As of June 30, 2013, Goldman Sachs, including its investment advisory affiliates, had assets under management of $739.5 billion. Goldman Sach’s address is 200 West Street, New York, New York 10282-2198.

Loomis, Sayles & Company, L.P. is U.S. registered investment adviser headquartered at One Financial Center, Boston, Massachusetts 02111. Loomis Sayles was founded by Ralph T. Sayles and Robert H. Loomis and has been providing investment management services to high net worth and institutional clients since 1926. Loomis Sayles is a wholly-owned subsidiary of Natixis, a French investment banking and financial services firm. Loomis Sayles managed approximately $187.6 billion in assets as of June 30, 2013.

Portfolio Managers: Other Accounts—Additional Information About the Portfolio Managers—Other Accounts and Trust Ownership— Goldman Sachs Portfolio. The Trust’s Statement of Additional Information, dated April 29, 2013, as amended June 28, 2013 (the “Trust SAI”), provides additional information about the compensation for each portfolio manager that is primarily responsible for the day-to-day management of the Goldman Sachs Portfolio, other accounts managed by those portfolio managers, and ownership of Trust securities by those portfolio managers.

Additional Information About the Portfolio Managers—Compensation and Conflicts of Interest— Goldman Sachs Portfolio. For each portfolio manager that is primarily responsible for the day-to-day portfolio management of the Goldman Sachs Portfolio, the Trust SAI contains an explanation of the structure of, and method(s) used by Goldman Sachs to determine, portfolio manager compensation. For each such portfolio manager for the Goldman Sachs Portfolio, the Trust SAI also contains an explanation of any material conflicts of interest that may arise between a portfolio manager’s management of the Goldman Sachs Portfolio’s investments and investments in other accounts.

Portfolio Managers: Other Accounts—Additional Information About the Portfolio Managers—Other Accounts and Trust Ownership— Loomis Sayles Portfolio. Exhibit A to the SAI provides additional information about the compensation for each portfolio manager that is primarily responsible for the day-to-day management of the Loomis Sayles Portfolio, other accounts managed by those portfolio managers, and ownership of Trust securities by those portfolio managers.

Additional Information About the Portfolio Managers—Compensation and Conflicts of Interest—Loomis Sayles Portfolio. For each portfolio manager that is primarily responsible for the day-to-day portfolio management of the Loomis Sayles Portfolio, Exhibit A to the SAI contains an explanation of the structure of, and method(s) used by Loomis Sayles to determine, portfolio manager compensation. For each such portfolio manager for the Loomis Sayles Portfolio, Exhibit A to the SAI also contains an explanation of any material conflicts of interest that may arise between a portfolio manager’s management of the Loomis Sayles Portfolio’s investments and investments in other accounts.

Contractual and Effective Investment Management Fee Rates for the Portfolios. Effective February 25, 2013, both Portfolios pay a contractual investment management fee rate of 0.89% of average daily net assets to $300 million; 0.88% on next $200 million of average daily net assets; 0.87% on next $250 million of average daily net assets; 0.86% on next $2.5 billion of average daily net assets; 0.85% on next $2.75 billion of average daily net assets; 0.82% on next $4 billion of average daily net assets; and 0.80% over $10 billion of average daily net assets. Based on assets and the fee structure for the Portfolios as of  June 30, 2013, the Portfolios each pay an effective management fee rate of 0.89%. Assuming completion of the Reorganization on June 30, 2013 the Combined Portfolio would pay an effective management fee rate of 0.86% while the Goldman Sachs Portfolio would pay an effective management fee rate of 0.89%. The Manager has contractually agreed to waive 0.06% of its investment management fees from July 15, 2013 to June 30, 2014 for the Loomis Sayles Portfolio; therefore, the Combined Portfolio would pay an effective management fee rate of 0.80%.

VOTING INFORMATION

Approval of the Reorganization requires approval by a majority of the outstanding voting securities of the Goldman Sachs Portfolio, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). For purposes of the 1940 Act, a majority of the Goldman Sachs Portfolio’s outstanding voting securities is the lesser of (i) 67% of the Goldman Sachs Portfolio’s outstanding voting securities represented at a meeting at which more than 50% of the Goldman Sachs Portfolio’s outstanding voting securities are present in person or represented by proxy, or (ii) more than 50% of the Goldman Sachs Portfolio’s outstanding voting securities. Each Contract owner will be entitled to give voting instructions equivalent to one vote for each full share, and a fractional vote for each fractional share, of the Goldman Sachs Portfolio beneficially owned at the close of business on the Record Date. If sufficient votes to approve the Reorganization are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of voting instructions. Pursuant to the Trust’s Amended and Restated Declaration of Trust, the holders of one-third of the outstanding voting shares present in person or by proxy shall constitute a quorum at any meeting of Trust shareholders.

In accordance with requirements of the SEC, each Participating Insurance Company, as record owner of the shares of the Goldman Sachs Portfolio, will vote all shares of the Goldman Sachs Portfolio, including shares owned by a Participating Insurance Company in its general account and shares for which it does not receive instruction from the Contract owner beneficially owning the shares, and the Participating Insurance Company will vote those shares (for the Reorganization, against the Reorganization, or abstain) in the same proportion as the votes actually cast in accordance with instructions received from Contract owners (“Shadow Voting”). The presence at the Meeting of the Participating Insurance Companies affiliated with the Manager will be sufficient to constitute a quorum. Therefore, this Shadow Voting procedure may result in a relatively small number of Contract owners determining the outcome of the vote. No minimum response is required from the Contract owners before Shadow Voting is applied. An abstention is not counted as an affirmative vote of the type necessary to approve the Reorganization and, therefore, instructions to the applicable Participating Insurance Company to abstain will have the same effect as a vote against the Reorganization.

How to Vote

You can vote your shares in any one of four ways:

•  By mail, with the enclosed voting instruction card,

•  In person at the Meeting,

•  Via internet, or

•  By phone.

If you simply sign and date the voting instruction card but give no voting instructions, your shares will be voted by the relevant Participating Insurance Company in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or any adjournment of the Meeting.

Revoking Voting Instructions

Contract owners executing and returning voting instructions may revoke such instructions at any time prior to exercise of those instructions by written notice of such revocation to the Secretary of the Trust, by execution of subsequent voting instructions, or by voting in person at the Meeting.

Other Matters

The Board does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before any of the Meeting, it is intended that the Participating Insurance Companies will vote in accordance with their judgment.

Solicitation of Voting Instructions

Voting instructions will be solicited principally by mailing this Prospectus/Proxy Statement and its enclosures, but instructions also may be solicited by telephone, facsimile, through electronic means such as email, or in person by officers or representatives of the Trust or the Participating Insurance Company. If the record owner of a Contract is a custodian, nominee, or fiduciary, the Trust may send proxy materials to the record owner for any beneficial owners that such record owner may represent. The Trust may reimburse custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with proxy solicitations of such beneficial owners.

ADDITIONAL INFORMATION ABOUT THE TRUST AND THE PORTFOLIOS

Each of the Goldman Sachs Portfolio and the Loomis Sayles Portfolio is a separate series of the, which is also an open-end management investment company registered with the SEC under the 1940 Act. Each Portfolio is, in effect, a separate mutual fund.

Additional information about the Loomis Sayles Portfolio is included in Exhibit B to this Prospectus/Proxy Statement. Additional information about the Goldman Sachs Portfolio is included in the prospectus for the Trust, dated April 29, 2013, as amended June 28, 2013, and the portions of that prospectus relating to the Goldman Sachs Portfolio are incorporated herein by reference. Further information about the Loomis Sayles Portfolio is included in the SAI. The SAI is incorporated herein by reference. Further information about the Goldman Sachs Portfolio is included in the Trust SAI, and the portions of that document relating to the Goldman Sachs Portfolio are incorporated herein by reference. These documents are available upon request and without charge by calling [1-888-778-2888] or by writing to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

The Trust, on behalf of the Loomis Sayles Portfolio and the Goldman Sachs Portfolio, files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. The Trust also prepares annual reports, which include the management discussion and analysis. The annual reports are available both from the SEC and from the Trust. These materials can be inspected and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549, and at the Regional Offices of the SEC located in New York City at 233 Broadway, New York, New York 10279. Also, copies of such material can be obtained from the SEC’s Public Reference Section, Washington, DC 20549-6009, upon payment of prescribed fees, or from the SEC’s Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

As of the Record Date, the Goldman Sachs Portfolio had [12,747,195.799] outstanding shares. As of the Record Date, the Loomis Sayles Portfolio had [78,214,491.884] outstanding shares. As of the Record Date, all of the shares of the Goldman Sachs Portfolio are owned as of record by various Participating Insurance Company separate accounts related to the Contracts. As noted above, the Participating Insurance Companies are required to offer Contract owners the opportunity to instruct it as to how to vote Goldman Sachs Portfolio shares. The table below sets forth, as of the Record Date, each shareholder that owns beneficially more than 5% of the Goldman Sachs Portfolio.

Portfolio	Beneficial Owner Name*	Address	Percent Ownership
Goldman Sachs Portfolio	Pru Annuity Distributor Inc	Attn: Separate Accounts, 7th Floor 213 Washington Street Newark, NJ 07102	31,053,406 / 39.70%
	Advanced Series Trust AST Capital Growth Asset Allocation Portfolio	Gateway Center Three 100 Mulberry St Newark, NJ 07102	16,436,503 / 21.01%
	Advanced Series Trust AST Balanced Asset Allocation Portfolio	Gateway Center Three 100 Mulberry St Newark, NJ 07102	12,012,107 / 15.36%
	Pruco Life Insurance Company Plaz Annuity	Attn: Separate Accounts, 7th Floor 213 Washington Street Newark, NJ 07102	9,061,461 / 11.59%
	Advanced Series Trust AST Preservation Asset Allocation Portfolio	Gateway Center Three 100 Mulberry St Newark, NJ 07102	5,360,937 / 6.85%
Loomis Sayles Portfolio	Pru Annuity Distributor Inc	Attn: Separate Accounts, 7th Floor 213 Washington Street Newark, NJ 07102	8,093,692 / 63.49%
	Pruco Life Insurance Company Plaz Annuity	Attn: Separate Accounts, 7th Floor 213 Washington Street Newark, NJ 07102	3,839,654 / 30.12%

*  As defined by the SEC, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to the security.

As of the Record Date, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding voting shares of either of the Portfolios.

FINANCIAL HIGHLIGHTS

The financial highlights which follow will help you evaluate the financial performance of the Goldman Sachs Portfolio and the Loomis Sayles Portfolio. The total return in each chart represents the rate that a shareholder earned on an investment in the Goldman Sachs Portfolio and the Loomis Sayles Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect any charges under any Contract. Because Contract charges are not included, the actual return that you will receive will be lower than the total return.

The financial highlights for the Goldman Sachs Portfolio for the years ended December 31, 2012, 2011, 2010, 2009, and 2008 were part of the financial statements audited by KPMG LLP, the Trust’s independent registered public accounting firm, whose reports on these financial statements were unqualified. The reports of KPMG LLP, the Trust’s independent registered public accounting firm, for the years ended December 31, 2012, 2011, 2010, 2009, and 2008 are included in the Trust’s Annual Report to Shareholders for the Goldman Sachs Portfolio for the year in question, which reports are available upon request. The financial highlights for the Goldman Sachs Portfolio for the six-month period ended June 30, 2013 are unaudited and are included in the Trust’s Semi-Annual Report to Shareholders for the Goldman Sachs Portfolio, which is available upon request.

The financial highlights for the Loomis Sayles Portfolio for the years ended December 31, 2012, 2011, 2010, 2009, and 2008 were part of the financial statements audited by KPMG LLP, the Trust’s independent registered public accounting firm, whose reports on these financial statements were unqualified. The reports of KPMG LLP, the Trust’s independent registered public accounting firm, for the years ended December 31, 2012, 2011, 2010, 2009, and 2008 are included in the Trust’s Annual Report to Shareholders for the Loomis Sayles Portfolio for the year in question, which reports are available upon request. The financial highlights for the Loomis Sayles Portfolio for the six-month period ended June 30, 2013 are unaudited and are included in the Trust’s Semi-Annual Report to Shareholders for the Loomis Sayles Portfolio, which is available upon request.

The financial highlights for the Goldman Sachs Portfolio and the Loomis Sayles Portfolio have been derived from the financial statements of the Trust which have been audited by KPMG LLP and which have been incorporated in reliance on their reports given on their authority as experts in auditing and accounting.

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

	Six Months Ended June 30,		Year Ended December 31,
	2013(c)		2012(c)	2011	2010(c)	2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of year	$31.34		$26.24	$27.36	$24.83	$16.62	$27.86
Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		0.22	0.06	0.05	0.07	(0.02)
Net realized and unrealized gain (loss) on investments	2.77		4.96	(1.14)	2.50	8.14	(11.18)
Total from investment operations	2.82		5.18	(1.08)	2.55	8.21	(11.20)
Less Distributions:	—		(0.08)	(0.04)	(0.02)	—	(0.04)
Net Asset Value, end of year	$34.16		$31.34	$26.24	$27.36	$24.83	$16.62
Total Return(a)	9.00%		19.77%	(3.96)%	10.29%	49.40%	(40.27)%

Ratios/Supplemental Data:
Net assets, end of year (in millions)	$442.7		$1,350.9	$924.2	$1,949.0	$424.3	$260.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.99	%(d)	1.00%	1.00%	1.01%	1.05%	0.93%
Expenses Before Waivers and/or Expense Reimbursement	1.00	%(d)	1.02%	1.02%	1.02%	1.05%	1.02%
Net investment income (loss)	0.30	%(d)	0.75%	0.14%	0.21%	0.35%	(0.07)%
Portfolio turnover rate	31	%(e)	58%	65%	37%	65%	53%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Does not include expenses of the underlying fund in which the Portfolio invests.

(c) Calculated based on average shares outstanding during the year.

(d) Annualized.

(e) Not annualized.

AST LOOMIS SAYLES LARGE CAP GROWTH PORTFOLIO (formerly, AST MARSICO CAPITAL GROWTH PORTFOLIO)

	Six Months Ended June 30,		Year Ended December 31,
	2013(c)		2012(c)	2011	2010(c)	2009(c)	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of year	$21.36		$19.11	$19.34	$16.27	$12.65	$23.47
Income (Loss) From Investment Operations:
Net investment income	(0.02)		0.15	0.08	0.05	0.10	0.09
Net realized and unrealized gain (loss) on investments	2.88		2.19	(0.26)	3.14	3.64	(9.99)
Total from investment operations	2.86		2.34	(0.18)	3.19	3.74	(9.90)
Less Distributions:	—		(0.09)	(0.05)	(0.12)	(0.12)	(0.92)
Net Asset Value, end of year	$24.22		$21.36	$19.11	$19.34	$16.27	$12.65
Total Return(a)	13.39%		12.27%	(0.92)%	19.75%	29.76%	(43.66)%

Ratios/Supplemental Data:
Net assets, end of year (in millions)	$1,921.0		$2,392.7	$2,374.0	$2,547.4	$2,887.7	$1,785.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.98	%(d)	0.98%	0.96%	0.97%	1.00%	1.00%
Expenses Before Waivers and/or Expense Reimbursement	0.99	%(d)	1.02%	1.02%	1.02%	1.02%	1.00%
Net investment income	(0.17	)%(d)	0.73%	0.40%	0.32%	0.74%	0.48%
Portfolio turnover rate	59	%(e)	87%	80%	73%	70%	63%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Does not include expenses of the underlying fund in which the Portfolio invests.

(c) Calculated based on average shares outstanding during the year.

(d)  Annualized.

(e)  Not annualized.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Item	Exhibit
Plan of Reorganization of Advanced Series Trust, on behalf of AST Goldman Sachs Concentrated Growth Portfolio and AST Loomis Sayles Large-Cap Growth Portfolio	A

Advanced Series Trust Prospectus relating to AST Loomis Sayles Large-Cap Growth Portfolio, dated April 29, as amended June 28, 2013	B

The Advanced Series Trust Prospectus relating to AST Loomis Sayles Large-Cap Growth Portfolio described above is part of this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders. For purposes of this EDGAR filing it was filed with the SEC via EDGAR pursuant to Rule 497 under the Securities Act of 1933, as amended, on                   , and is incorporated herein by reference.

EXHIBIT A TO PROSPECTUS/PROXY STATEMENT

Plan of Reorganization of Advanced Series Trust , on behalf of
AST Goldman Sachs Concentrated Growth Portfolio and AST Loomis Sayles Large-Cap Growth Portfolio

Form of Plan of Reorganization

ADVANCED SERIES TRUST

PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”) of Advanced Series Trust, a Massachusetts business trust having its principal place of business at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102 (“AST”), on behalf of the acquiring portfolio listed in Schedule A to this Plan (the “Acquiring Portfolio”) and the target portfolio listed in Schedule A to this Plan (the “Target Portfolio”), is made as of this          day of                       ,  201    . Together, the Target Portfolio and the Acquiring Portfolio are referred to herein as the “Portfolios.”

The reorganization for the Target Portfolio (hereinafter referred to as the “Reorganization”) is intended to constitute a tax-free transaction for federal income tax purposes and will consist of: (i) the acquisition by the Acquiring Portfolio of all of the assets of the Target Portfolio and the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio in exchange solely for full and fractional shares of the Acquiring Portfolio (“Acquiring Portfolio Shares”); (ii) the distribution of Acquiring Portfolio Shares to the shareholders of the Target Portfolio according to their respective interests in complete liquidation of the Target Portfolio; and (iii) the dissolution of the Target Portfolio as soon as practicable after the closing (as defined in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

In order to consummate the Plan, the following actions shall be taken by AST on behalf of the Acquiring Portfolio and the Target Portfolio, as applicable:

1.  Sale and Transfer of Assets, Liquidation and Dissolution of Target Portfolio.

(a)  Subject to the terms and conditions of this Plan, AST shall: (i) transfer all of the assets of the Target Portfolio, as set forth in Section 1(b) hereof, to the Acquiring Portfolio; and (ii) cause the Acquiring Portfolio to assume all the liabilities of the Target Portfolio as set forth in Section 1(b) hereof. Such transactions shall take place at the Closing.

(b)  The assets of the Target Portfolio to be acquired by the Acquiring Portfolio (collectively, the “Assets”) shall consist of all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable that are owned by the Target Portfolio, and any deferred or prepaid expenses shown as an asset on the books of the Acquiring Portfolio on the Closing date (as defined in Section 3, hereinafter the “Closing Date”). All liabilities, expenses, costs, charges and reserves of the Target Portfolio, to the extent that they exist at or after the Closing, shall after the Closing attach to the Acquiring Portfolio and may be enforced against the Acquiring Portfolio to the same extent as if the same had been incurred by the Acquiring Portfolio.

(c)  Subject to the terms and conditions of this Plan, AST on behalf of the Acquiring Portfolio shall at the Closing deliver to the Target Portfolio the number of Acquiring Portfolio Shares, determined by dividing the net asset value per share of the shares of the Target Portfolio (“Target Portfolio Shares”) on the Closing Date by the net asset value per share of the Acquiring Portfolio Shares, and multiplying the result thereof by the number of outstanding Target Portfolio Shares as of the close of regular trading on the New York Stock Exchange (the “NYSE”) on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

(d)  Immediately following the Closing, the Target Portfolio shall distribute pro rata to its shareholders of record as of the close of business on the Closing Date, the Acquiring Portfolio Shares received by the Target Portfolio pursuant to this Section 1 and then shall terminate and dissolve. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of AST relating to the Acquiring Portfolio and noting in such accounts the type and amounts of Acquiring Portfolio Shares that former Target Portfolio shareholders are due based on their respective holdings of the Target Portfolio as of the close of business on the Closing Date. Fractional Acquiring Portfolio Shares shall be carried to the third decimal place. The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio shares in connection with such exchange.

2.  Valuation.

(a)  The value of the Target Portfolio’s Assets to be transferred to the Acquiring Portfolio hereunder shall be computed as of the close of regular trading on the NYSE on the Closing Date (the “Valuation Time”) using the valuation procedures set forth in AST’s current effective prospectus.

(b)  The net asset value of a share of the Acquiring Portfolio shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in AST’s current effective prospectus.

(c)  The net asset value of a share of the Target Portfolio shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in AST’s current effective prospectus.

3.  Closing and Closing Date.

The consummation of the transactions contemplated hereby shall take place at the Closing (the “Closing”). The date of the Closing (the “Closing Date”) shall be                     , 201 , or such other date as determined in writing by AST’s officers. The Closing shall take place at the principal office of AST at 5:00 p.m. Eastern time on the Closing Date. AST on behalf of the Target Portfolio shall have provided for delivery as of the Closing of the Target Portfolio’s Assets to the account of the Acquiring Portfolio at the Acquiring Portfolio’s custodians. Also, AST on behalf of the Target Portfolio shall produce at the Closing a list of names and addresses of the shareholders of record of the Target Portfolio Shares and the number of full and fractional shares owned by each such shareholder, all as of the Valuation Time, certified by its transfer agent or by its President to the best of its or his or her knowledge and belief. AST on behalf of the Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited to the Target Portfolio’s account on the Closing Date to the Secretary of AST, or shall provide evidence satisfactory to the Target Portfolio that the Acquiring Portfolio Shares have been registered in an account on the books of the Acquiring Portfolio in such manner as AST on behalf of Target Portfolio may request.

4.  Representations and Warranties by AST on behalf of the Target Portfolio.

AST makes the following representations and warranties about the Target Portfolio:

(a)  The Target Portfolio is a series of AST, a business trust organized under the laws of the Commonwealth of Massachusetts and validly existing and in good standing under the laws of that jurisdiction. AST is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company and all of the Target Portfolio Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”).

(b)  AST on behalf of the Target Portfolio is authorized to issue an unlimited number of the Target Portfolio shares, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights.

(c)  The financial statements appearing in AST’s Annual Report to Shareholders for the fiscal year ended December 31, 2012, audited by KPMG LLP, fairly present the financial position of the Target Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.  The unaudited financial statements appearing in AST’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2013 present the financial position of the Target Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d)  AST has the necessary power and authority to conduct the Target Portfolio’s business as such business is now being conducted.

(e)  AST on behalf of the Target Portfolio is not a party to or obligated under any provision of AST’s Second Amended and Restated Declaration of Trust, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(f)  The Target Portfolio does not have any unamortized or unpaid organizational fees or expenses.

(g)  The Target Portfolio has elected to be, and is, treated as a partnership for U.S. federal income tax purposes. The Target Portfolio has satisfied the diversification and look-through requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”), since its inception and will continue to satisfy such requirements at the Closing.

(h)  The Target Portfolio, or its agents, (i) holds a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer Identification Number and Certification, for the Target Portfolio shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Target Portfolio to such shareholder, and/or (ii) has otherwise timely instituted the appropriate nonresident alien or foreign corporation or backup withholding procedures with respect to such shareholder as provided by Sections 1441, 1442, and 3406 of the Code.

(i)  At the Closing, the Target Portfolio will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially adversely affect title thereto.

(j)  Except as may be disclosed in AST’s current effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Target Portfolio.

(k)  There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Target Portfolio.

(l)  The execution, delivery, and performance of this Plan have been duly authorized by all necessary actions of AST’s Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

5.  Representations and Warranties by AST on behalf of the Acquiring Portfolio.

AST makes the following representations and warranties about the Acquiring Portfolio:

(a)  The Acquiring Portfolio is a series of AST, a business trust organized under the laws of the Commonwealth of Massachusetts validly existing and in good standing under the laws of that jurisdiction. AST is duly registered under the 1940 Act as an open-end, management investment company and all of the Acquiring Portfolio Shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act.

(b)  AST on behalf of the Acquiring Portfolio is authorized to issue an unlimited number of the Acquiring Portfolio shares, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights.

(c)  The financial statements appearing in AST’s Annual Report to Shareholders for the fiscal year ended December 31, 2012, audited by KPMG LLP, fairly present the financial position of the Acquiring Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.  The unaudited financial statements appearing in AST’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2013 present the financial position of the Acquiring Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d)  AST has the necessary power and authority to conduct the Acquiring Portfolio’s business as such business is now being conducted.

(e)  AST on behalf of the Acquiring Portfolio is not a party to or obligated under any provision of AST’s Second Amended and Restated Declaration of Trust, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(f)  The Acquiring Portfolio has elected to be, and is, treated as a partnership for federal income tax purposes. The Acquiring Portfolio has satisfied the diversification and look-through requirements of Section 817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

(g)  The statement of assets and liabilities to be created by AST for the Acquiring Portfolio as of the Valuation Time for the purpose of determining the number of Acquiring Portfolio Shares to be issued pursuant to this Plan will accurately reflect the Assets in the case of the Target Portfolio and the net asset value in the case of the Acquiring Portfolio, and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(h)  At the Closing, the Acquiring Portfolio will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(i)  Except as may be disclosed in AST’s current effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Acquiring Portfolio.

(j)  There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Acquiring Portfolio.

(k)  The execution, delivery, and performance of this Plan have been duly authorized by all necessary actions of AST’s Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

(l)  AST anticipates that consummation of this Plan will not cause the Acquiring Portfolio to fail to conform to the requirements of Section 817(h) at the end of each tax quarter.

6.  Intentions of AST on behalf of the Portfolios.

(a)  At the Closing, AST on behalf of the Target Portfolio, intends to have available a copy of the shareholder ledger accounts, certified by AST’s transfer agent or its President or a Vice President to the best of its or his or her knowledge and belief, for all the shareholders of record of Target Portfolio Shares as of the Valuation Time who are to become shareholders of the Acquiring Portfolio as a result of the transfer of assets that is the subject of this Plan.

(b)  AST intends to operate each Portfolio’s respective business as presently conducted between the date hereof and the Closing.

(c)  AST intends that the Target Portfolio will not acquire the Acquiring Portfolio Shares for the purpose of making distributions thereof to anyone other than the Target Portfolio’s shareholders.

(d)  AST on behalf of the Target Portfolio intends, if this Plan is consummated, to liquidate and dissolve the Target Portfolio.

(e)  AST intends that, by the Closing, each Portfolio’s Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(f)  AST intends to mail to each shareholder of the Target Portfolio entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g)  AST intends to file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to the Acquiring Portfolio Shares issuable hereunder (“Registration Statement”), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time the Registration Statement becomes effective, it will: (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the shareholders’ meeting of the Target Portfolio, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

7.  Conditions Precedent to be Fulfilled by AST on behalf of the Portfolios.

The consummation of the Plan with respect to the Acquiring Portfolio and the Target Portfolio shall be subject to the following conditions:

(a)  That: (i) all the representations and warranties contained herein concerning the Portfolios shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) performance of all obligations required by this Plan to be performed by AST on behalf of the Portfolios shall occur prior to the Closing; and (iii) AST shall execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

(b)  That the form of this Plan shall have been adopted and approved by the appropriate action of the Board of Trustees of AST on behalf of the Portfolios.

(c)  That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, that no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of a Portfolio or would prohibit the transactions contemplated hereby.

(d)  That at or immediately prior to the Closing, the Target Portfolio shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Target Portfolio’s shareholders all of such Target Portfolio’s investment company taxable income for taxable years ending at or prior to the Closing and all of its net capital gain, if any, realized in taxable years ending at or prior to the Closing (after reduction for any capital loss carry-forward).

(e)  That there shall be delivered to AST on behalf of the Portfolios an opinion from Shearman & Sterling LLP, in form and substance satisfactory to AST, substantially to the effect that the transactions contemplated by this Plan should constitute a tax-free transaction for federal income tax purposes. Such opinion shall contain at a minimum the conclusion that the transfer by the Target Portfolio of all of its assets to the Acquiring Portfolio, in exchange solely for Acquiring Portfolio Shares, the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Target Portfolio in complete liquidation of the Target Portfolio, should be tax-free to the shareholders of the Target Portfolio.

In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of AST with regard to matters of fact.

(f)  That the Registration Statement with respect to the Acquiring Portfolio Shares to be delivered to the Target Portfolio’s shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date, or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(g)  That the Acquiring Portfolio Shares to be delivered hereunder shall be eligible for sale by the Acquiring Portfolio with each state commission or agency with which such eligibility is required in order to permit the Acquiring Portfolio Shares lawfully to be delivered to each shareholder of the Target Portfolio.

8.  Expenses.

(a)  AST represents and warrants that there are no broker or finders’ fees payable by it in connection with the transactions provided for herein.

(b)  All costs incurred in entering into and carrying out the terms and conditions of this Plan, including (without limitation) outside legal counsel and independent registered public accounting firm costs and costs incurred in connection with the printing and mailing of the relevant combined prospectus and proxy statement and related materials, shall be paid by Prudential Investments LLC or AST Investment Services, Inc. or their affiliates under the fee received from the Target Portfolio under its Rule 12b-1 plan.

9.  Termination; Postponement; Waiver; Order.

(a)  Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of an Target Portfolio) prior to the Closing, or the Closing may be postponed by AST on behalf of a Portfolio by resolution of the Board of Trustees of AST if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

(b)  If the transactions contemplated by this Plan have not been consummated by December 31, 2014, the Plan shall automatically terminate on that date, unless a later date is agreed to by the officers of AST on behalf of the Portfolios.

(c)  In the event of termination of this Plan pursuant to the provisions hereof, the Plan shall become void and have no further effect with respect to the Acquiring Portfolio or Target Portfolio, and neither AST, the Acquiring Portfolio nor the Target Portfolio, nor the trustees, officers, agents or shareholders shall have any liability in respect of this Plan.

(d)  At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by AST’s Board of Trustees if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse affect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(e)  If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of AST on behalf of the Portfolios to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Target Portfolio, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Portfolio Shares to be issued the Target Portfolio, in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Target Portfolio prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate, unless AST on behalf of the Target Portfolio shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

10.  Entire Plan and Amendments.

This Plan embodies the entire plan of AST on behalf of the Portfolios, and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth or provided for herein. This Plan may be amended only by AST. Neither this Plan nor any interest herein may be assigned without the prior written consent of AST on behalf of the Portfolio corresponding to the Portfolio making the assignment.

11.  Notices.

Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to AST at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, Attention: Secretary.

12.  Governing Law.

This Plan shall be governed by and carried out in accordance with the laws of The Commonwealth of Massachusetts without regard to its conflict of laws principles.

IN WITNESS WHEREOF, each party has executed this Plan by its duly authorized officers, all as of the date and year first written above.

ADVANCED SERIES TRUST on behalf of the Acquiring Portfolio listed in Schedule A

Attest: Kathleen DeNicholas, Assistant Secretary	By:
Title:

ADVANCED SERIES TRUST on behalf of the Target Portfolio listed in Schedule A

Attest: Kathleen DeNicholas, Assistant Secretary	By:

Title:

Schedule A

Target Portfolio of Advanced Series Trust	Corresponding Acquiring Portfolio of Advanced Series Trust
AST Goldman Sachs Concentrated Growth Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio

EXHIBIT B TO PROSPECTUS/PROXY STATEMENT

Advanced Series Trust Prospectus relating to AST Loomis Sayles Large-Cap Growth Portfolio, dated April 29, 2013, as amended June 28, 2013.

B-1

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION
PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED November 5, 2013

STATEMENT OF ADDITIONAL INFORMATION

TO PROSPECTUS/PROXY STATEMENT

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

Dated [December     , 2013]

Reorganization of AST Goldman Sachs Concentrated Growth Portfolio
into AST Loomis Sayles Large-Cap Growth Portfolio (formerly, AST Marsico Capital Growth Portfolio)

This Statement of Additional Information (the “SAI”) expands upon and supplements information contained in the combined Proxy Statement of the AST Goldman Sachs Concentrated Growth Portfolio (the “Goldman Sachs Portfolio”) and the Prospectus of the AST Loomis Sayles Large-Cap Growth Portfolio (the “Loomis Sayles Portfolio”), each a series of Advanced Series Trust (the “Trust”), dated [December     , 2013] (such combined Proxy Statement and Prospectus being referred to herein as the “Prospectus/Proxy Statement”).

This SAI relates specifically to the proposed transfer of all of the Goldman Sachs Portfolio’s assets to the Loomis Sayles Portfolio in exchange for the Loomis Sayles Portfolio’s assumption of all of the Goldman Sachs Portfolio’s liabilities and the Loomis Sayles Portfolio’s issuance to the Goldman Sachs Portfolio of shares of beneficial interest in the Loomis Sayles Portfolio (the “Loomis Sayles Portfolio Shares”).  The Loomis Sayles Portfolio Shares received by the Goldman Sachs Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of the Goldman Sachs Portfolio shares that are outstanding immediately prior to such reorganization transaction.  The reorganization transaction also provides for the distribution by the Goldman Sachs Portfolio, on a pro rata basis, of such Loomis Sayles Portfolio Shares to its shareholders in complete liquidation of the Goldman Sachs Portfolio.  A vote in favor of the Plan by the shareholders of the Goldman Sachs Portfolio will constitute a vote in favor of the liquidation of the Goldman Sachs Portfolio and the termination of such Portfolio as a separate series of the Trust. The acquisition of the assets of the Goldman Sachs Portfolio by the Loomis Sayles Portfolio in exchange for the Loomis Sayles Portfolio’s assumption of all of the liabilities of the Goldman Sachs Portfolio and the Loomis Sayles Portfolio’s issuance of the Loomis Sayles Portfolio Shares to the Goldman Sachs Portfolio is referred to herein as the “Reorganization.”

This SAI consists of: (i) this Cover Page, (ii) a comparison of the investment restrictions of the Goldman Sachs Portfolio and the Loomis Sayles Portfolio, and (iii) pro forma financial information relating to the Goldman Sachs Portfolio and the Loomis Sayles Portfolio.  Additional information relating to the Loomis Sayles Portfolio is included in Exhibit A to this SAI.  Additional information relating to the Trust is included in the Statement of Additional Information of the Trust, dated April 29, 2019 (the “Trust SAI”), which is included in Exhibit B to this SAI.  Those portions of the Trust SAI relating to the Goldman Sachs Portfolio are incorporated herein by reference (which means that those portions are legally part of this SAI).

Audited financial statements and accompanying notes for the Goldman Sachs Portfolio for the fiscal year ended December 31, 2010 and the independent auditors’ report thereon, dated February 22, 2011, are incorporated herein by reference from the Trust’s Annual Report to Shareholders of the Goldman Sachs Portfolio.  Unaudited financial statements and accompanying notes for the Goldman Sachs Portfolio for the six-month period ended June 30, 2013 are incorporated herein by reference from the Trust’s Semi-Annual Report to Shareholders of the Goldman Sachs Portfolio.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement, which relates to the Reorganization.  You can request a copy of the Prospectus/Proxy Statement by calling [1-888-778-2888] or by writing to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.  In addition, a copy of the Prospectus/Proxy Statement is available at the Trust’s website at [http://www.annuities.prudential.com/investor/invprospectus].  The Securities and Exchange Commission (the “SEC”) maintains a website (www.sec.gov) that contains this SAI and other material incorporated by reference and considered part of this SAI and the Prospectus/Proxy Statement, together with other information regarding the Trust.

STATEMENT OF ADDITIONAL INFORMATION

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INVESTMENT RESTRICTIONS

Set forth below are certain investment restrictions applicable to the Goldman Sachs Portfolio and the Loomis Sayles Portfolio. Fundamental restrictions may not be changed by the Board of Trustees of the Trust (the “Board”) without a majority vote of shareholders as required by the Investment Company Act of 1940 (the “1940 Act”). Non-fundamental restrictions may be changed by the Board without shareholder approval.

Fundamental Investment Restrictions Applicable To AST Goldman Sachs Concentrated Growth Portfolio

The Goldman Sachs Portfolio will not:

1. Underwrite securities issued by others except to the extent that the Goldman Sachs Portfolio may be deemed an underwriter when purchasing or selling securities.

2. Issue senior securities.

3. As to 50% of the value of its total assets, purchase a security of any issuer (other than securities issued or guaranteed by the US Government or any of its agencies or instrumentalities, or securities of other investment companies) if as a result, (a) more than 5% of its total assets, at market value, would be invested in the securities of any one issuer or (b) the Goldman Sachs Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

4. Purchase a security if as a result, more than 25% of its total assets, at market value, would be invested in the securities of issuers principally engaged in the same industry (except securities issued or guaranteed by the US Government, its agencies or instrumentalities).

5. Purchase or sell real estate (although it may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein).

6. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Goldman Sachs Portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities and other instruments backed by physical commodities).

7. Make loans, except that the Goldman Sachs Portfolio may (i) lend portfolio securities in accordance with the Goldman Sachs Portfolio’s investment policies in amounts up to 33 1 / 3 % of the total assets of the Goldman Sachs Portfolio taken at market value; (ii) purchase money market securities and enter into repurchase agreements; (iii) acquire publicly distributed or privately placed debt securities; and (iv) make loans of money to other investment companies to the extent permitted by the 1940 Act or any exemption therefrom that may be granted by the SEC or any SEC releases, no-action letters or similar relief or interpretive guidance;

8. Borrow money except that the Goldman Sachs Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Goldman Sachs Portfolio’s investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1 / 3 % of the value of the Goldman Sachs Portfolio’s total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The Goldman Sachs Portfolio may borrow from persons to the extent permitted by applicable law including the 1940 Act, or to the extent permitted by any exemption from the 1940 Act that may be granted by the SEC, or any SEC releases, no-action letters or similar relief or interpretive guidance.

Fundamental Investment Restrictions Applicable To AST Loomis Sayles Large-Cap Growth Portfolio

The Loomis Sayles Portfolio will not:

1. Issue senior securities, except as permitted under the 1940 Act.

2. Borrow money, except that the Loomis Sayles Portfolio may (i) borrow money for non-leveraging, temporary or emergency purposes, and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Loomis Sayles Portfolio’s investment objective and policies; provided that the combination of (i) and (ii) shall not exceed 33 1 / 3 % of the value of the Loomis Sayles Portfolio’s assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. Subject to the above limitations, the Loomis Sayles Portfolio may borrow from persons to the extent permitted by applicable law, including the 1940 Act, or to the extent permitted by any exemption from the 1940 Act that may be granted by the SEC, or any SEC releases, no-action letters or similar relief or interpretive guidance.

3. Underwrite securities issued by other persons, except to the extent that the Loomis Sayles Portfolio may be deemed to be an underwriter (within the meaning of the 1933 Act) in connection with the purchase and sale of portfolio securities.

3

4. Purchase or sell real estate unless acquired as a result of the ownership of securities or other instruments; provided that this restriction shall not prohibit the Loomis Sayles Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business.

5. Purchase or sell physical commodities unless acquired as a result of the ownership of securities or instruments; provided that this restriction shall not prohibit the Loomis Sayles Portfolio from (i) engaging in permissible options and futures transactions and forward foreign currency contracts in accordance with the Loomis Sayles Portfolio’s investment policies, or (ii) investing in securities of any kind.

6. Make loans, except that the Loomis Sayles Portfolio may (i) lend portfolio securities in accordance with the Loomis Sayles Portfolio’s investment policies in amounts up to 33 1 / 3 % of the total assets of the Loomis Sayles Portfolio taken at market value, (ii) purchase money market securities and enter into repurchase agreements, (iii) acquire publicly distributed or privately placed debt securities, and (iv) make loans of money to other investment companies to the extent permitted by the 1940 Act or any exemption therefrom that may be granted by the SEC or any SEC releases, no-action letters or similar relief or interpretive guidance.

7. Purchase any security if, as a result, more than 25% of the value of the Loomis Sayles Portfolio’s assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this restriction does not apply to investments in obligations issued or guaranteed by the US Government or any of its agencies or instrumentalities (or repurchase agreements with respect thereto).

8. With respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the US Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Loomis Sayles Portfolio’s total assets would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding voting securities of such issuer would be held by the Loomis Sayles Portfolio.

If a restriction on the Loomis Sayles Portfolio’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in average duration of the Loomis Sayles Portfolio’s investment portfolio, resulting from changes in the value of the Loomis Sayles Portfolio’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

With respect to investment restrictions (2) and (6), the Loomis Sayles Portfolio will not borrow or lend to any other fund unless it applies for and receives an exemptive order from the SEC, if so required, or the SEC issues rules permitting such transactions.

With respect to investment restriction (6), the restriction on making loans is not considered to limit the Loomis Sayles Portfolio’s investments in loan participations and assignments.

Non- Fundamental Investment Restrictions Applicable to AST Goldman Sachs Concentrated Growth Portfolio

1. The Goldman Sachs Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 25% of the value of the Goldman Sachs Portfolio’s total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. Under such a circumstance, the Goldman Sachs Portfolio may have to liquidate securities at a time when it is disadvantageous to do so. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

2. The Goldman Sachs Portfolio will not enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions (as defined by the CFTC) if as a result the sum of the initial margin deposits and premium required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the Goldman Sachs Portfolio’s net assets.

3. The Goldman Sachs Portfolio will not enter into any futures contracts if the aggregate amount of the Goldman Sachs Portfolio’s commitments under outstanding futures contracts positions of the Goldman Sachs Portfolio would exceed the market value of the total assets of the Goldman Sachs Portfolio.

4. The Goldman Sachs Portfolio will not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

5. The Goldman Sachs Portfolio will not mortgage or pledge any securities owned or held by the Goldman Sachs Portfolio in amounts that exceed, in the aggregate, 15% of the Goldman Sachs Portfolio’s net asset value, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

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Non-Fundamental Investment Restrictions Applicable Only to AST Goldman Sachs Mid-Cap Growth Portfolio.

1. The Goldman Sachs Portfolio will not change its policy to invest at least 80% of the value of its assets in medium capitalization companies unless it provides 60 days prior written notice to its shareholders.

2. The Goldman Sachs Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

3. The Goldman Sachs Portfolio does not currently intend to purchase securities on margin, except that the Goldman Sachs Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

4. The Goldman Sachs Portfolio may not mortgage or pledge any securities owned or held by the Goldman Sachs Portfolio in amounts that exceed, in the aggregate, 15% of the Goldman Sachs Portfolio’s net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

5. The Goldman Sachs Portfolio may not invest in companies for the purpose of exercising control of management.

Non- Fundamental Investment Restrictions Applicable to AST Loomis Sayles Large-Cap Growth Portfolio

1. The Loomis Sayles Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

2. The Loomis Sayles Portfolio does not currently intend to purchase securities on margin, except that the Loomis Sayles Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

3. The Loomis Sayles Portfolio may not mortgage or pledge any securities owned or held by the Loomis Sayles Portfolio in amounts that exceed, in the aggregate, 15% of the Loomis Sayles Portfolio’s net asset value, provided that this limitation does not apply to (i) reverse repurchase agreements; (ii) deposits of assets on margin; (iii) guaranteed positions in futures, options, swaps or forward contracts; or (iv) the segregation of assets in connection with such contracts.

4. The Loomis Sayles Portfolio may not invest in companies for the purpose of exercising control or management.

PRO FORMA FINANCIAL INFORMATION

The Reorganization is intended to consolidate the Goldman Sachs Portfolio into the Loomis Sayles Portfolio. The fund resulting from the Reorganization is sometimes referred to herein as the “Combined Portfolio.” The unaudited pro forma information set forth below for the 12-month period ended June 30, 2013 is intended to present ratios and supplemental data as if the Reorganization had been consummated at June 30, 2013.  Such unaudited pro forma information should be read in conjunction with the Trust’s Annual Report to Shareholders dated December 31, 2013 relating to the Goldman Sachs Portfolio, the Loomis Sayles Portfolio and the Trust’s Semi-Annual Report to Shareholders dated June 30, 2013 relating to the Goldman Sachs Portfolio, each of which is on file with the SEC and is available at no charge.

As of June 30, 2013, the net assets of: (i) the Goldman Sachs Portfolio were approximately $443 million; and (ii) the Loomis Sayles Portfolio were approximately $1,921 million. The pro forma net assets of the Combined Portfolio as of June 30, 2013 would have been approximately $2,364 million.

The Portfolios have the same custodian, transfer agent and shareholder servicing agent, sub-transfer agent, and independent registered accounting firm.  Each of these service providers has entered into an agreement with the Trust or the Manager, as the case may be, on behalf of each Portfolio, which governs the provision of services to the Portfolio. Such agreements contain the same terms with respect to each Portfolio.

Each of the Goldman Sachs Portfolio and the Loomis Sayles Portfolio is co-managed by Prudential Investments LLC (“PI”) and AST Investment Services, Inc. (“ASTIS”). For ease of reference and clarity of presentation, the term “Manager” is used throughout this SAI to refer to PI and ASTIS as it relates to the Trust, the Loomis Sayles Portfolio, and the Goldman Sachs Portfolio.  The subadvisers for the Goldman Sachs Portfolio and the Loomis Sayles Portfolio are Goldman Sachs Asset Management, L.P. (“Goldman Sachs”) and Loomis Sayles & Company, L.P. (“Loomis Sayles”), respectively.

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Prior to February 25, 2013 the contractual investment management fee for both Portfolios was 0.90%.  Effective February 25, 2013, both Portfolios pay a contractual investment management fee rate of 0.89% of average daily net assets to $300 million; 0.88% on next $200 million of average daily net assets; 0.87% on next $250 million of average daily net assets; 0.86% on next $2.5 billion of average daily net assets; 0.85% on next $2.75 billion of average daily net assets; 0.82% on next $4 billion of average daily net assets; and 0.80% over $10 billion of average daily net assets.

During the 12-month period ended June 30, 2013, the Goldman Sachs Portfolio paid gross investment management fees of $10,347,593 to the Manager.  During the 12-month period ended June 30, 2013, the Loomis Sayles Portfolio paid gross investment management fees of $21,799,162 to the Manager.  Assuming the Reorganization had been consummated as of June 30, 2013 and taking into consideration the current fee structure of each Portfolio as of June 30, 2013, the Loomis Sayles Portfolio would have paid gross investment management fees of $31,224,184 to the Manager.  The effective investment management fee paid by shareholders of the Goldman Sachs Portfolio for the Combined Portfolio, based on assets under management as of June 30, 2013, would be lower than the effective investment management fee paid by shareholders of the Goldman Sachs Portfolio by 0.03%.

Prior to February 25, 2013 the Trust had an administrative/shareholder services fee of 0.10%, subject to certain waivers, which was paid to Participating Insurance Companies and certain unaffiliated entities.  As of February 25, 2013, the administrative/shareholder services fee is no longer paid by either Portfolio. Effective February 25, 2013, the Trust entered into a distribution arrangement with Prudential Annuities Distributors, Inc.(PAD), pursuant to which PAD serves as the distributor for the shares of each Portfolio. PAD is an affiliate of the Manager. The distribution fee paid by each Portfolio to PAD of 0.10%, is intended to compensate PAD and its affiliates for various administrative services, including but not limited to the filing, printing and delivery of the Fund’s prospectus and statement of additional information, annual and semi-annual shareholder reports, and other required regulatory documents, responding to shareholder questions and inquiries relating to the Portfolios, and related functions and services. In addition, pursuant to the 12b-1 Plan, the fee is intended to compensate PAD and its affiliates for various services rendered and expenses incurred in connection with activities intended to result in the sale or servicing of the shares of the Portfolios.

For the 12-month period ended June 30, 2013, the Goldman Sachs Portfolio paid 12b-1 fees of $367,969 representing February 25, 2013 to June 30, 2013 and administrative/shareholder services fees of $596,183* representing July 1, 2012 to February 24, 2013. The Loomis Sayles Portfolio paid 12b-1 fees of $800,040 representing February 25, 2013 to June 30, 2013 and administrative/shareholder services fees of $1,111,903* representing July 1, 2012 to February 24, 2013.  Assuming the Reorganization had been consummated as of June 30, 2013 and taking into consideration the current fee structure of each Portfolio as of June 30, 2013, the Combined Portfolio would have paid over a 12 month period $3,616,963 in 12b-1 fees and no administrative/shareholder services fees.

During the 12-month period ended June 30, 2013, the Goldman Sachs Portfolio paid $176,633 in other expenses. During that same time period, the Loomis Sayles Portfolio paid $308,088 in other expenses.  Assuming the Reorganization had been consummated as of June 30, 2013 and taking into consideration the current fee structure of each Portfolio as of June 30, 2013, the Combined Portfolio would have paid $508,174 in other expenses.

On a pro forma basis for the year ended June 30, 2013, the proposed Reorganization would have resulted in a decrease of approximately $923,000 in the investment management fees paid by the Combined Portfolio, an increase of approximately $741,000 (net of voluntary waivers) in 12b-1 fees paid by the Combined Portfolio and a decrease in other operating expenses for the Combined Portfolio of approximately $57,000, for an aggregate impact to pro forma fund expenses of less than $0.01 per share reduction in expenses.

As set forth in the Prospectus/Proxy Statement, PI and ASTIS have contractually agreed to waive a portion of their investment management fees for the Combined Portfolio in the amount of 0.06% of its average daily net assets through June 30, 2014.  This fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter.

No significant accounting policies will change as a result of the Reorganization, specifically, policies regarding valuation of portfolio securities, or compliance with Section 817(h) of the Internal Revenue Code of 1986, as amended.  The performance history of the Goldman Sachs Portfolio will terminate upon the completion of the Reorganization .

The Reorganization should be tax-free for U.S. federal income tax purposes. This means that no gain or loss should be recognized by the Goldman Sachs Portfolio or its shareholders (i.e., the Participating Insurance Companies) as a result of the completion of the Reorganization. However, gain or loss will be recognized on any related sale of the Goldman Sachs Portfolio’s holdings. The aggregate tax basis of the Loomis Sayles Portfolio shares received by the shareholders of the Goldman Sachs Portfolio in connection with the Reorganization will be the same as the aggregate tax basis of the Goldman Sachs Portfolio shares held immediately before the Reorganization.

The printing and mailing cost for this proxy statement will be paid by the Manager or its affiliates under the fee received from the Goldman Sachs Portfolio under its Rule 12b-1 plan.

*Net of voluntary waiver of $195,985, for the Goldman Sachs Portfolio and $539,798, for the Loomis Sayles Portfolio.

6

EXHIBIT A TO STATEMENT OF ADDITIONAL INFORMATION

Additional Information Relating To AST Loomis Sayles Large-Cap Growth Portfolio

Introduction

The Trust SAI includes additional information regarding the Trust in general and its current Portfolios. The general information relating to the Trust (including information on its officers and trustees, management arrangements, service providers, investment strategies and transactions and brokerage) also relates to the Loomis Sayles Portfolio. Additional information relating specifically to the Loomis Sayles Portfolio is set forth in this Exhibit A to the SAI. The Trust SAI is included in Exhibit B to this SAI.

Subadvisory Agreements for Loomis Sayles Portfolio

The Manager has entered into a subadvisory agreement with Loomis Sayles pursuant to which the Manager (and not the Loomis Sayles Portfolio) will pay the relevant subadviser the annualized fee shown below.

Subadviser	Subadvisory Fee Rates
Loomis Sayles	0.25% of average daily net assets

Portfolio Managers: Other Accounts

Additional Information About the Portfolio Managers—Other Accounts and Trust Ownership—Loomis Sayles Portfolio

The following table sets forth information about the Loomis Sayles Portfolio and accounts other than the Loomis Sayles Portfolio for which the portfolio managers are primarily responsible for day-to-day portfolio management as of August 31, 2013. The table shows, for each such portfolio manager, the number of accounts managed and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts whose fees are based on performance is indicated in italics typeface. The tables also set forth the dollar range of equity securities of each portfolio of the Trust beneficially owned by the portfolio managers as of August 31, 2013.

AST Loomis Sayles Large-Cap Growth Portfolio

Subadvisers	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Loomis Sayles	Aziz V. Hamzaogullari	5/$1,990	4/$477 1/$424	47/$2,286	0/$0

A-1

Additional Information About the Portfolio Managers — Compensation and Conflicts of Interest — Loomis Sayles Portfolio

Portfolio Managers’ Compensation

The following describes the structure of, and the method used to determine, the compensation of Loomis Sayles’ equity personnel, including Mr. Hamzaogullari.

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan. Base salary is a fixed amount based on a combination of factors, including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 70% for equity managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the Chief Investment Officer (“CIO”) and senior management. The CIO and senior management evaluate these other factors annually.

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for equity managers is measured by comparing the performance of Loomis Sayles’ institutional composites to the performance of the applicable Morningstar peer group and/or the Lipper universe. Generally speaking the performance of the respective product’s fund is compared against the applicable Morningstar peer group and/or the Lipper universe. If the majority of the assets in the product are contained in the mutual fund that comparison will drive compensation. To the extent the majority of assets managed in the fund strategy are for institutional separate accounts, the eVestment Alliance institutional peer group will also be used as an additional comparison. In situations where substantially all of the assets for the strategy are institutional, the institutional peer group will be used as the primary method of comparison. A manager’s performance relative to the peer group for the 1, 3 and 5 year periods (or since the start of the manager’s tenure, if shorter) is used to calculate the amount of variable compensation payable due to performance. Longer-term performance (3 and 5 years or since the start of the manager’s tenure, if shorter) combined is weighted more than shorter-term performance (1 year). In addition, effective 2013, the performance measurement for equity compensation will incorporate a consistency metric using longer term (3, 5, etc.) rolling excess return compared to peer group over a sustained measurement period (5, 7, etc. years). The exact method may be adjusted to a product’s particular style. If a manager is responsible for more than one product, the rankings of each product are weighted based on either relative revenue or asset size of accounts represented in each product. An external benchmark is used as a secondary comparison. The external benchmark used for the investment style utilized for the Portfolio is the Russell 1000 Growth Index.

A-2

Loomis Sayles uses either an institutional peer group as a point of comparison for equity manager performance, a Morningstar universe and/or the Lipper universe.  In cases where the institutional peer groups are used, Loomis Sayles believes they represent the most competitive product universe while closely matching the investment styles offered by the Loomis Sayles fund.

Mutual funds are not included in Loomis Sayles’ composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation. However, each fund managed by Loomis Sayles employs strategies endorsed by Loomis Sayles and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent. The plans supplement existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:

• the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

• upon retirement, a participant will receive a multi-year payout for his or her vested units; and

• participation is contingent upon signing an award agreement, which includes a non-compete covenant.

The second plan is similarly constructed although the participants’ annual participation in company earnings is deferred for two years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles. In this plan, there is no post-retirement payments or non-compete covenants.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 3, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

Material Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Funds and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. Loomis Sayles maintains trade allocation and aggregation policies and procedures to address these potential conflicts. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Funds, or sells a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements.”

A-3

Loomis Sayles Proxy Voting Policy

Loomis Sayles uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. One of Loomis Sayles’ Proxy Voting Services, Glass, Lewis & Company (“Glass Lewis”) provides vote recommendations and/or analysis to Loomis Sayles based on Glass Lewis’ own research. Loomis Sayles will generally follow its express policy with input from Glass Lewis unless Loomis Sayles Proxy Committee (the “Proxy Committee”) determines that the client’s best interests are served by voting otherwise.

All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of a Fund holding the security, and will be voted in the best investment interests of the Fund. All routine issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of a Fund holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles’ clients.

The specific responsibilities of the Proxy Committee include (1) developing, authorizing, implementing and updating the Procedures, including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general, (2) oversight of the proxy voting process including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the Fund(s) holding the security when necessary or appropriate and, (3) engagement and oversight of third-party vendors, including Proxy Voting Services.

Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of Glass Lewis in making its voting decisions. However, if the Proxy Committee determines that Glass Lewis’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against Glass Lewis’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

A-4

EXHIBIT B TO STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information of Advanced Series Trust, Dated Apri1 29, 2013, as amended June 28, 2013

The Statement of Additional Information of Advanced Series Trust, dated Apri1 29, 2013, as amended June 28, 2013 (the “Trust SAI”) is incorporated herein by reference and is included with, and considered to be a part of, this SAI.  For purposes of this EDGAR filing it was filed with the SEC via EDGAR pursuant to Rule 497 under the Securities Act of 1933, as amended, on                   , and is incorporated herein by reference.

B-1

PART C

OTHER INFORMATION

ITEM 15 .  Indemnification

Section 5.2 of the Amended and Restated Declaration of Trust provides as follows:

The Trust shall indemnify each of its Trustees, Trustees Emeritus, officers, employees, and agents (including persons who serve at its request as directors, officers, employees, agents or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, trustee emeritus, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to be liable to the Trust or its Shareholders by reason of having acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts, that (i) such person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and (ii) is not liable to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties; or the trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that (x) if the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person, and (y) based upon a review of readily available facts such trustee, officer, employee or agent did not engage in willful misfeasance, gross negligence or reckless disregard of duty.  The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise.  The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification and, provided further, that the Trust shall have obtained protection, satisfactory in the sole judgment of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), against losses arising out of such advance payments or such Trustees , or independent legal counsel, in a written opinion, shall have determined, based upon a review of readily available facts that there is reason to believe that such person will be found to be entitled to such indemnification.

With respect to liability of the Manager to Registrant or to shareholders of Registrant’s Portfolios under the Investment Management Agreements, reference is made to Section 13 or 14 of each form of Investment Management Agreement filed herewith or incorporated by reference herein.

With respect to the Sub-Advisors’ indemnification of the Manager and its affiliated and controlling persons, and the Manager’s indemnification of each subadviser and its affiliated and controlling persons, reference is made to Section 14 of each form of Sub-Advisory Agreement filed herewith or incorporated by reference herein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, trustees emeritus, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a trustee, trustee emeritus, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, trustee emeritus, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16 .  Exhibits

(1).(a). Second Amended and Restated Declaration of Trust of Registrant. Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Registration Statement for Form N-1A (File Nos. 33-24962 and 811-5186) (the “N-1A

Registration Statement”), which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(b) Amendment to Declaration of Trust of Registrant. Filed as an exhibit to Post-Effective Amendment No. 62 to N-1A Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(2). By-laws of Registrant. Filed as an exhibit to Post-Effective Amendment No. 50 to N-1A Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(3). None.

(4). Form of Plan of Reorganization of Advanced Series Trust, on behalf of AST Goldman Sachs Concentrated Growth Portfolio and AST Loomis Sayles Large-Cap Growth Portfolio.  Filed herewith as Exhibit A to the Prospectus/Proxy Statement contained within this Registration Statement on Form N-14.

(5). None.

(6)(a) Form of Investment Management Agreement among the Registrant, American Skandia Investment Services, Incorporated and Prudential Investments LLC for the various portfolios of the Registrant. Filed as an exhibit to Post-Effective Amendment No. 49 to N-1A Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(b) Amended Fee Schedule to Investment Management Agreement. To be filed by amendment to N-1A Registration Statement.

(c) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Loomis, Sayles & Company, LLP for the AST Loomis Sayles Large-Cap Growth Portfolio. To be filed by amendment to N-1A Registration Statement.

(7). (a) Sales Agreement between Registrant and American Skandia Life Assurance Corporation.  Filed as an exhibit to Post-Effective Amendment No. 25 to N-1A Registration Statement , which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(b) Sales Agreement between Registrant and Kemper Investors Life Insurance Company.  Filed as an Exhibit to Post-Effective Amendment No. 20 to N-1A Registration Statement, which Amendment was filed via EDGAR on December 24, 1996, and is incorporated herein by reference.

(c) Distribution Agreement for the shares of each Portfolio of the Registrant, between Prudential Annuities Distributors, Inc. (PAD) and the Registrant. Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.

(8). None.

(9). (a) Custodian Agreement dated July 1, 2005 between the Registrant and PFPC Trust Company (PFPC). Filed as an Exhibit to Post-Effective Amendment No. 58 to N-1A Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(b) Custodian Agreement between the Registrant and The Bank of New York (BNY) dated November 7, 2002, as amended, incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Dryden Municipal Bond Fund, filed via EDGAR on June 29, 2005 (File No. 33-10649).

(c) Amendment dated December 27, 2007, to Custodian Agreement between the Registrant and BNY.  Incorporated by reference to the Prudential Investment Portfolios 7, formerly known as JennisonDryden Portfolios, Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed via EDGAR on December 21, 2007 (File No. 33-9269).

(d) Amendment date August 9, 2013, to Custodian Agreement between the Registrant and Bank of New York Mellon (successor by assignment to BNY Mellon Investment Servicing Trust Company, formerly PFPC Trust Company). To be filed by amendment to N-1A Registration Statement.

(e) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc. (PMFS), dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 2007 (File No. 33-10649).

(f) Amendment dated December 27, 2007 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the Prudential Investment Portfolios 7, formerly known as JennisonDryden Portfolios, Post- Effective Amendment No. 37 to the Registration statement of on Form N1-A filed via EDGAR on December 21, 2007 (File No. 33-9269).

(g) Amendment dated September 2, 2008 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the Target Portfolio Trust Post-Effective Amendment No. 27 to the

Registration Statement filed on Form N-1A, which was filed via EDGAR on December 29, 2008 (File No. 33-50476), and is incorporated herein by reference.

(h) Transfer Agency Services Agreement dated July 1, 2005 between the Registrant and PFPC Inc. Filed as an Exhibit to Post-Effective Amendment No. 58 to N-1A Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(10). (a) Shareholder Services and Distribution Plan. Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.

(b) Shareholder Services and Distribution Fee (12b-1 Fee) contractual waiver for the following Portfolios of the Registrant: AST Bond Portfolio 2015, AST Bond Portfolio 2016, AST Bond Portfolio 2017, AST Bond Portfolio 2018, AST Bond Portfolio 2019, AST Bond Portfolio 2020, AST Bond Portfolio 2021, AST Bond Portfolio 2022, AST Bond Portfolio 2023, AST Bond Portfolio 2024, and AST Investment Grade Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.

(c) Shareholder Services and Distribution Fee (12b-1 Fee) contractual waiver for AST Bond Portfolio 2025. To be filed by subsequent amendment.

(11). Opinion and Consent of Goodwin Procter LLP, counsel for Registrant.  Filed herewith.

(12). Form of Opinion and Consent of Shearman & Sterling LLP, special tax counsel to Registrant, supporting tax matters and consequences to shareholders. Filed herewith.

(13). (a) Amended Administration Agreement between Registrant and Provident Financial Processing Corporation.  Filed as an Exhibit to Post-Effective Amendment No. 25 to N-1A Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(b) Service Agreement between American Skandia Investment Services, Incorporated and Kemper Investors Life Insurance Company.  Filed as an Exhibit to Post-Effective Amendment No. 21 to N-1A Registration Statement, which Amendment was filed via EDGAR on February 28, 1997, and is incorporated herein by reference.

(c) Amended and Restated Participation Agreement dated June 8, 2005 by and among Registrant, American Skandia Life Assurance Corporation (now Prudential Annuities Life Assurance Corporation), American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC.  Filed as an Exhibit to the Registration Statement on Form N-14 (File No. 333-126542), which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(d) Amendment dated February 25, 2013 to the Amended and Restated Participation Agreement dated June 8, 2005 among Prudential Annuities Life Assurance Corporation, Advanced Series Trust, AST Investment Services, Inc., Prudential Investments LLC, Prudential Annuities Distributors, Inc. and Prudential Investment Management Services LLC. Filed as an Exhibit to Post-Effective Amendment No. 116 to N-1A Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.

(e) Amended and Restated Participation Agreement dated June 8, 2005 by and among Registrant, Pruco Life Insurance Company, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC.  Filed as an Exhibit to the Registration Statement on Form N-14 (File No. 333-126542), which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(f) Amendment dated February 25, 2013 to the Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company, Advanced Series Trust, AST Investment Services, Inc., Prudential Investments LLC, Prudential Annuities Distributors, Inc., and Prudential Investment Management Services LLC. Filed as an Exhibit to Post-Effective Amendment No. 116 to N-1A Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.

(g) Amended and Restated Participation Agreement dated June 8, 2005 by and among Registrant, Pruco Life Insurance Company of New Jersey, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14 (File No. 333-126542), which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(h) Amendment dated February 25, 2013 to the Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company of New Jersey, Advanced Series Trust, AST Investment Services, Inc., Prudential Investments LLC, Prudential Annuities Distributors, Inc., and Prudential Investment Management Services LLC. Filed as an Exhibit to Post-Effective Amendment No. 116 to N-1A Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.

(i) Participation Agreement among Pramerica of Bermuda Insurance Company, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an exhibit to Post-Effective Amendment No. 74 to N-1A Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(j) Participation Agreement among Prudential Retirement Insurance & Annuity Company, Advanced Series Trust, Prudential Investments LLC and AST Investment Services, Inc., dated May 1, 2007. Filed as an Exhibit to Post-Effective Amendment No. 116 to N-1A Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.

(k) Participation Agreement among the Prudential Insurance Company of America, Advanced Series Trust, Prudential Investments LLC and AST Investment Services, Inc., dated April 28, 2008. Filed as an Exhibit to Post-Effective Amendment No. 116 to N-1A Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.

(14). Consent of Independent Registered Public Accounting Firm, KPMG LLP, of Advanced Series Trust. Filed herewith.

(15). None.

(16). Power of Attorney. Filed herewith.

(17). Form of voting instruction card. Filed herewith.

ITEM 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Newark and State of New Jersey, on the 5th day of November, 2013.

By:	/s/ Robert F. O’Donnell
Robert F. O’Donnell
President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 5th day of November, 2013.

Signature	Title	Date
/s/ Robert F. O’Donnell *	Trustee, President and Principal Executive Officer
Robert F. O’Donnell
/s/ SUSAN DAVENPORT AUSTIN *	Trustee
Susan Davenport Austin
/s/ SHERRY S. BARRAT*	Trustee
Sherry S. Barrat
/S/ KAY RYAN BOOTH*	Trustee
Kay Ryan Booth
/s/ TIMOTHY CRONIN*	Trustee
Timothy Cronin
/s/ DELAYNE DEDRICK GOLD*	Trustee
Delayne Dedrick Gold
/s/ ROBERT F. GUNIA*	Trustee
Robert F. Gunia
/s/ W. SCOTT MCDONALD, JR.*	Trustee
W. Scott McDonald, Jr.
/s/ THOMAS T. MOONEY*	Trustee
Thomas T. Mooney
/s/ THOMAS M. O’BRIEN*	Trustee
Thomas M. O’Brien
/s/ F. DON SCHWARTZ*	Trustee
F. Don Schwartz
/s/ GRACE C. TORRES*	Treasurer, Principal Financial and Accounting Officer
Grace C. Torres
*By: /s/ KATHLEEN DENICHOLAS	Assistant Secretary, Attorney-in-Fact	November 4, 2013
Kathleen DeNicholas

* Pursuant to Powers of Attorney filed herein as Exhibit

Exhibits

Table of Contents

Exhibit Number	Description

(4)

Plan of Reorganization of Advanced Series Trust, on behalf of AST Goldman Sachs Concentrated Growth Portfolio and AST Loomis Sayles Large-Cap Growth Portfolio.  Filed herewith as Exhibit A to the Prospectus/Proxy Statement contained within this Registration Statement.

(11)	Opinion and Consent of Goodwin Procter LLP, counsel for the Registrant.

(12)	Form of Opinion & Consent of Shearman & Sterling LLP, special tax counsel to the Registrant, supporting tax matters and consequences to shareholders.

(14)	Consent of Independent Registered Public Accounting Firm, KPMG LLP, of Advanced Series Trust.
(16)	Power of Attorney.

(17)	Form of voting instruction cards.